UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-249

Exact name of registrant as specified in charter:
Delaware Group Equity Funds I

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end: October 31

Date of reporting period: October 31, 2006

Item 1. Reports to Stockholders

Annual Report                           Delaware
                                        Balanced Fund

                                        October 31, 2006











                                        Value equity mutual fund






[DELAWARE INVESTMENTS LOGO]             [LOGO] POWERED BY RESEARCH(R)

Table of contents

> Portfolio management review .................................................1

> Performance summary .........................................................4

> Disclosure of Fund expenses .................................................6

> Sector allocation and credit rating breakdown ...............................7

> Statement of net assets .....................................................8

> Statement of operations ....................................................20

> Statements of changes in net assets ........................................21

> Financial highlights .......................................................22

> Notes to financial statements ..............................................27

> Report of independent registered public accounting firm ....................32

> Other Fund information .....................................................33

> Board of trustees/directors and officers addendum ..........................35

> About the organization .....................................................37


   Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

   Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)2006 Delaware Distributors, L.P.

Portfolio management review


Delaware Balanced Fund

October 31, 2006


The managers of Delaware Balanced Fund provided the answers to the questions below as a review of the Fund's activities for the fiscal year ended October 31, 2006. Please see pages 2 and 3 to learn more about the portfolio managers.

Q: How did Delaware Balanced Fund perform during the reporting period, and what factors influenced that performance?

A: During the year ended October 31, 2006, Delaware Balanced Fund returned +15.80% (Class A shares at net asset value with distributions reinvested), or +9.16% with the sales charge included (Class A shares at maximum offer price with distributions reinvested). For complete annualized performance information, see the table on page 4. By comparison, the Fund's equity benchmark, the Standard & Poor's 500 Index (S&P 500), rose +16.33%. Its fixed income benchmark, the Lehman Brothers Aggregate Bond Index, gained +5.19% during the same period.

The equity portion of the Fund maintained a generally defensive posture, which proved beneficial during the fiscal year's second half, when market conditions generally shifted to favor less risky securities over their more speculative counterparts. The equity portfolio was also characterized by its heavier weighting than the S&P 500 in healthcare, while the fixed income allocation had a heavier weighting in corporate bonds than did its Lehman Brothers benchmark.

Q: How would you describe the equity and fixed income market environments of the past year?

A: We saw two very different sets of economic conditions. During the first half of the reporting period, equity and fixed income markets faced a number of problems. Energy costs and interest rates continued to rise, which weighed on corporate earnings and consumer spending. Higher-than-expected inflation reports in the spring made it seem more likely that the Federal Reserve Board (Fed) would continue to raise short-term rates, which it did at each of its meetings through June 2006. The threat of higher inflation and interest rates were negative influences on both stock and bond markets, and stocks endured a particularly sharp correction in May and June 2006.

By July 2006, however, conditions had improved noticeably for both equity and fixed income investors. Corporate earnings, though slowing, remained relatively solid, as did consumer spending in the face of a weakening housing market. Oil prices declined sharply from their mid-2006 highs and, with a moderating inflation outlook, the Fed finally decided to pause its campaign of raising interest rates beginning at its August meeting. Against this backdrop, the stock market rallied. High-quality large-cap stocks, which had been trailing their smaller-cap counterparts for several years, led the way. In the fixed income markets, reduced worries about inflation led to a significant bond market rally that lasted almost all of the rest of the period.

Q: How did your investment approach play out in the prevailing environment?

A: As evidence increased that the economy was slowing down, we managed the equity portfolio more defensively. For example, we reduced our exposure to stocks in cyclical or economically sensitive sectors, such as industrials. Aircraft manufacturer Boeing and railroad company Union Pacific were replaced in the Fund with stocks that we believed would be less vulnerable in a weaker economy. Commercial printing company RR Donnelley & Sons and waste disposal company Waste Management were two stocks that we believed were better positioned to handle a potential economic downturn.

We continued to manage the portfolio in a contrarian manner, looking for attractive opportunities that were out of favor with most investors. While energy stocks were performing very well, we sold our stake in Exxon Mobil because we no longer believed it offered investors compelling value. Instead, we established a position in semiconductor giant Intel. Despite the challenges facing Intel, we believed the company offered an attractive balance sheet, enormous cash flows, and a compelling dividend yield.

Our fixed income management approach was defensive as well. We sought to maintain the portfolio's duration (a measure of sensitivity to changes in interest rates) at a level that was similar to that of the Lehman Brothers Aggregate Bond Index, and thus neutral in its effect on


                                                               (continues)     1

Portfolio management review


Delaware Balanced Fund


relative performance. We also looked to reduce the Fund's exposure to credit risk, as well as mortgage bonds, whose cash flows we deemed uncertain. With our corporate bond investments, we tended to avoid bonds in sectors that were economically sensitive. We also gradually reduced our allocation to high yield bonds, which tend to be more vulnerable to an economic slowdown.

Q: What investments most affected the Fund's results?

A: Among consumer discretionary stocks, toymaker Mattel benefited from the success of key brands and better supply-chain management, as well as from lower energy prices, which served to reduce production costs for the company. Limited Brands performed well, in part on a turnaround in its apparel businesses, as well as from its personal care segment, Bath and Body Works. In healthcare, the stock of pharmaceutical company Merck recovered from a low valuation as investors' concerns about legal liability surrounding its withdrawn medication Vioxx abated.

The banking company Huntington Bancshares gained modest ground during the period, but trailed the broad equity market and served as a drag on performance relative to the S&P 500. As with other banks, Huntington encountered difficulty as the company's profitability suffered from less profitable lending activities that were a direct result of the interest rate environment. Another detractor from performance was energy producer ConocoPhillips, which saw its shares fall along with oil prices, and on investors' concerns about the company's increased debt load.

In the bond markets, higher yielding securities as a group - which come with higher income payments but additional risk of default - outperformed more highly rated investment-grade bonds and the Lehman Brothers Aggregate Bond Index during the year. As a result, high yield positions were generally our better performers on a total return basis and helped the Fund when comparing performance to the fixed income benchmark. Bonds issued by General Motors Acceptance Corp. and Ford Motor Credit - the financing arms of these major U.S. automakers - performed well despite the auto industry's significant challenges.

U.S Treasuries represented just 2.77% of the Fund's net assets at year end, but our positions in Treasury Inflation-Protected Securities (TIPS) are noteworthy as a detractor when comparing total return to the Lehman Brothers Aggregate Bond Index. TIPS underperformed the broad Lehman Brothers Aggregate Bond Index during the year, especially late in the year as inflation concerns abated and the bond market rallied.

Fund managers

D. Tysen Nutt Jr.
Senior Vice President, Senior Portfolio Manager,
Team Leader - Large-Cap Value Focus Equity

Mr. Nutt joined Delaware Investments in 2004 as senior vice president and senior portfolio manager for the firm's Large-Cap Value Focus strategy. Before joining the firm, Mr. Nutt led the U.S. Active Large-Cap Value team within Merrill Lynch Investment Managers (MLIM), where he managed mutual funds and separate accounts for institutions and private clients. Mr. Nutt departed MLIM as a managing director. Prior to joining MLIM in 1994, Mr. Nutt was with Van Deventer & Hoch (V&H) where he managed large-cap value portfolios for institutions and private clients. He began his investment career at Dean Witter Reynolds, where he eventually became vice president, investments. Mr. Nutt earned his bachelor's degree from Dartmouth College, and he is a member of the New York Society of Security Analysts and the CFA Institute.

Anthony A. Lombardi, CFA
Vice President, Senior Portfolio Manager

Mr. Lombardi joined Delaware Investments in 2004 as a vice president and senior portfolio manager for the firm's Large-Cap Value Focus strategy. Previously, Mr. Lombardi worked at Merrill Lynch Investment Managers from 1998 to 2004, where he rose to the position of director and portfolio manager for the U.S. Active Large-Cap Value team, managing mutual funds and separate accounts for institutions and private clients. Prior to that he worked at Dean Witter Reynolds for seven years as a sell-side equity research analyst, and he began his career as an investment analyst with Crossland Savings in 1989. Mr. Lombardi graduated from Hofstra University, receiving a bachelor's degree in finance and an MBA with a concentration in finance. He is a member of the New York Society of Security Analysts.

Nikhil G. Lalvani, CFA
Vice President, Portfolio Manager

Mr. Lalvani is a portfolio manager with the firm's Large-Cap Value Focus team. At Delaware Investments, Mr. Lalvani has served as both a fundamental and quantitative analyst. Prior to joining the firm in 1997, he was a research associate with Bloomberg. Mr. Lalvani holds a bachelor's degree in finance from Penn State University and is a member of the CFA Society of Philadelphia.

Paul Grillo, CFA
Senior Vice President, Senior Portfolio Manager

Mr. Grillo joined Delaware Investments in 1992 and is a senior member of the firm's Core and Core Plus fixed income investment teams. He also serves as a mortgage-backed and asset-backed securities analyst and is an integral team member of the intermediate and limited-term mandates. Prior to joining Delaware Investments, Mr. Grillo served as a mortgage strategist and trader at Dreyfus Corporation. He also worked as a mortgage strategist and portfolio manager at Chemical Investment Group and as a financial analyst at Chemical Bank. Mr. Grillo holds a bachelor's degree in business management from North Carolina State University and an MBA with a concentration in finance from Pace University.

Robert A. Vogel Jr., CFA
Vice President, Senior Portfolio Manager

Mr. Vogel joined Delaware Investments in 2004 as a vice president, senior portfolio manager for the firm's Large-Cap Value Focus strategy. He previously worked at Merrill Lynch Investment Managers for more than seven years, where he rose to the position of director and portfolio manager within the U.S. Active Large-Cap Value team. He began his career in 1992 as a financial consultant at Merrill Lynch. Mr. Vogel graduated from Loyola College in Maryland, earning both bachelor's and master's degrees in finance. He also earned an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania, and he is a member of the New York Society of Security Analysts and the CFA Society of Philadelphia.

Stephen R. Cianci, CFA
Senior Vice President, Senior Portfolio Manager

Mr. Cianci began his career at Delaware Investments in 1992 as an investment grade research analyst. Today, he is a senior member of the firm's Core and Core Plus investment teams, as well as a mortgage-backed and asset-backed portfolio manager. Mr. Cianci is also the lead portfolio manager for the firm's Intermediate, Limited-Term, and Inflation-Protected Bond teams. He is an adjunct professor of finance and a member of the Business Advisory Council at Widener University, where he also graduated with finance-oriented bachelor's and MBA degrees.

Nashira S. Wynn
Vice President, Portfolio Manager

Ms. Wynn is a portfolio manager with the firm's Large-Cap Value Focus team. Prior to joining Delaware Investments in 2004, she was an equity research analyst for Merrill Lynch Investment Managers. Ms. Wynn earned a bachelor's degree in finance, with a minor in economics, from The College of New Jersey, and she attended England's Oxford University as a presidential scholar. Ms. Wynn is also a CFA Level I candidate.

Timothy L. Rabe, CFA
Senior Vice President, Head of High Yield Investments,
Senior Portfolio Manager

Mr. Rabe joined Delaware Investments in 2000. He is head of the High Yield team, responsible for investing strategy for all high yield fixed income funds and strategies at the firm. Prior to joining Delaware Investments, Mr. Rabe was a high yield portfolio manager for Conseco Capital Management for five years. Prior to that, he worked as a tax analyst for the Northern Trust Company. Mr. Rabe received a bachelor's degree in finance from the University of Illinois.

Jordan L. Irving
Vice President, Senior Portfolio Manager

Mr. Irving joined Delaware Investments in 2004 as a vice president, senior portfolio manager for the firm's Large-Cap Value Focus strategy. Previously, he worked for the U.S. Active Large-Cap Value team within Merrill Lynch Investment Managers for six years, where he managed mutual funds and separate accounts for institutions and private clients. Mr. Irving graduated from Yale University with a bachelor's degree in American studies and earned a special diploma in social studies at Oxford University in England. He competed for the United States National Rowing Team, winning a gold medal at the 1997 World Rowing Championships in Aiguebelette, France.

Performance summary


Delaware Balanced Fund


The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting www.delawareinvestments.com/performance.

You should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. The Delaware Balanced Fund prospectus contains this and other important information about the Fund. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvest.com. Read the prospectus carefully before you invest or send money.

Fund performance

Average annual total returns
Through October 31, 2006                1 year    5 years   10 years   Lifetime
________________________________________________________________________________

Class A (Est. 4-25-38)
Excluding sales charge                  +15.80%    +6.03%    +4.52%     +10.18%
Including sales charge                   +9.16%    +4.78%    +3.90%     +10.09%
________________________________________________________________________________

Class B (Est. 9-6-94)
Excluding sales charge                  +14.89%    +5.20%    +3.87%      +5.66%
Including sales charge                  +10.89%    +4.83%    +3.87%      +5.66%
________________________________________________________________________________

Class C (Est. 11-29-95)
Excluding sales charge                  +14.91%    +5.21%    +3.71%      +4.48%
Including sales charge                  +13.91%    +5.21%    +3.71%      +4.48%
________________________________________________________________________________

The Fund's investments are subject to the risk that the portfolio, particularly with longer maturities, will decrease in value if interest rates rise.

Foreign investments are subject to risks not associated with domestic investments, such as currency, economic, and different accounting standards.

The Fund may utilize futures and options for defensive strategy purposes to protect or neutralize the impact of interest rate changes.

High-yielding, non-investment grade bonds ("junk bonds") involve higher risk than investment grade bonds. Adverse conditions may affect the issuer's ability to pay interest and principal on these securities.

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below.

Performance for Class B and C shares, excluding sales charges, assumes that either contingent deferred sales charges did not apply or that the investment was not redeemed.

The Fund offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75% and have an annual distribution and service fee of up to 0.30% of average net assets, but such fee is currently subject to a contractual cap of 0.25% of average daily net assets.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1% of average daily net assets. Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after eight years.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1% of average daily net assets.

The average annual total return for the 1-year and lifetime (since June 2, 2003) periods ended October 31, 2006 for the Delaware Balanced Fund Class R shares were +15.44% and +8.75%, respectively. Class R shares were first made available on June 2, 2003 and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of average daily net assets, but such fee is currently subject to a contractual cap of 0.50% of average daily net assets.

The average annual total returns for the 1-year, 5-year, 10-year, and lifetime (since April 25, 1938) periods ended October 31, 2006 for the Delaware Balanced Fund Institutional Class shares were +16.04%, +6.26%, +4.75%, and +10.23%, respectively. Institutional Class shares were first made available on November 9, 1992 and are available without sales or asset-based distribution charges only to certain eligible institutional accounts. Institutional Class performance prior to November 9, 1992 is based on Class A performance and was adjusted to eliminate the sales charges, but not the asset-based distribution charge of Class A shares.

The performance table above does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

An expense waiver was in effect for all classes of Delaware Balanced Fund during the periods shown. Performance would have been lower had the expense waiver not been in effect.

Fund basics

As of October 31, 2006

________________________________________________________________________________

Fund objective
________________________________________________________________________________

The Fund seeks a balance of capital appreciation, income, and preservation of capital.

________________________________________________________________________________

Total Fund net assets
________________________________________________________________________________

$245 million

________________________________________________________________________________

Number of holdings
________________________________________________________________________________

524

________________________________________________________________________________

Fund start date
________________________________________________________________________________

April 25, 1938

________________________________________________________________________________

                                          Nasdaq symbols     CUSIPs
________________________________________________________________________________

Class A                                   DELFX              246093108
Class B                                   DELBX              246093504
Class C                                   DEDCX              246093702
Class R                                   DELRX              246093884
Institutional Class                       DEICX              246093207




Performance of a $10,000 Investment

October 31, 1996 through October 31, 2006

[PERFORMANCE OF A $10,000 INVESTMENT LINE CHART]


Chart assumes $10,000 invested on October 31, 1996 and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions.

Performance of other Fund classes will vary due to different charges and expenses. Returns plotted on the chart were as of the last day of each month shown.

The S&P 500 Index measures the performance of 500 widely held, mostly large-cap common stocks weighted by market value. Lehman Brothers Aggregate Bond Index measures the performance of a large group of high-quality, fixed-income securities across the government, corporate, mortgage-backed, asset-backed, and commercial mortgage-backed markets. You cannot invest directly in an index. The performance graph does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Past performance is not a guarantee of future results.

An expense waiver was in effect for Class A shares of Delaware Balanced Fund during the periods shown. Performance would have been lower had the expense waiver not been in effect.

Disclosure of Fund expenses


For the period May 1, 2006 to October 31, 2006


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2006 to October 31, 2006.

Actual Expenses

The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect for Class A and Class R shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Balanced Fund

Expense Analysis of an Investment of $1,000

                                                                      Expenses
                          Beginning      Ending                      Paid During
                           Account       Account      Annualized       Period
                            Value         Value        Expense        5/1/06 to
                           5/1/06       10/31/06        Ratios        10/31/06*
________________________________________________________________________________

Actual Fund Return

Class A                   $1,000.00     $1,078.10        1.19%        $ 6.23
Class B                    1,000.00      1,073.80        1.98%         10.35
Class C                    1,000.00      1,073.90        1.98%         10.35
Class R                    1,000.00      1,076.70        1.48%          7.75
Institutional Class        1,000.00      1,079.10        0.98%          5.14
________________________________________________________________________________

Hypothetical 5% Return (5% return before expenses)

Class A                   $1,000.00     $1,019.21        1.19%        $ 6.06
Class B                    1,000.00      1,015.22        1.98%         10.06
Class C                    1,000.00      1,015.22        1.98%         10.06
Class R                    1,000.00      1,017.74        1.48%          7.53
Institutional Class        1,000.00      1,020.27        0.98%          4.99
________________________________________________________________________________

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Sector allocation and credit rating breakdown


Delaware Balanced Fund

As of October 31, 2006


Sector designations may be different than the sector designations presented in other Fund materials.

                                                                    Percentage
Sector                                                             of Net Assets
________________________________________________________________________________

Common Stock                                                          59.99%

Consumer Discretionary                                                 5.53%
Consumer Staples                                                       7.17%
Energy                                                                 3.42%
Financials                                                            14.24%
Health Care                                                           10.88%
Industrials                                                            3.73%
Information Technology                                                 7.52%
Materials                                                              1.80%
Telecommunications                                                     3.74%
Utilities                                                              1.96%
________________________________________________________________________________

Preferred Stock                                                        0.15%
________________________________________________________________________________

Agency Asset-Backed Securities                                         0.09%
________________________________________________________________________________

Agency Collateralized Mortgage Obligations                             1.45%
________________________________________________________________________________

Agency Mortgage-Backed Securities                                      5.20%
________________________________________________________________________________

Agency Obligations                                                     0.87%
________________________________________________________________________________

Commercial Mortgage-Backed Securities                                  1.91%
________________________________________________________________________________

Corporate Bonds                                                       12.19%

Banking                                                                1.72%
Basic Industry                                                         0.36%
Brokerage                                                              0.43%
Capital Goods                                                          0.34%
Communications                                                         1.57%
Consumer Cyclical                                                      0.92%
Consumer Non-Cyclical                                                  0.48%
Electric                                                               1.48%
Energy                                                                 0.40%
Finance Companies                                                      0.79%
Industrial - Other                                                     0.13%
Insurance                                                              2.00%
Natural Gas                                                            0.59%
Real Estate                                                            0.27%
Technology                                                             0.20%
Transportation                                                         0.51%
________________________________________________________________________________

Convertible Bonds                                                      0.00%
________________________________________________________________________________

Foreign Agencies                                                       0.17%
________________________________________________________________________________

Municipal Bonds                                                        0.62%
________________________________________________________________________________

Non-Agency Asset-Backed Securities                                     2.47%
________________________________________________________________________________

Non-Agency Collateralized Mortgage Obligations                         7.84%
________________________________________________________________________________

U.S. Treasury Obligations                                              2.77%
________________________________________________________________________________

Repurchase Agreements                                                  7.05%
________________________________________________________________________________

Securities Lending Collateral                                          5.21%

Fixed Rate Notes                                                       1.54%
Variable Rate Notes                                                    3.67%
________________________________________________________________________________

Total Market Value of Securities                                     107.98%
________________________________________________________________________________

Obligation to Return Securities Lending Collateral                    (5.21%)
________________________________________________________________________________

Liabilities Net of Receivables and Other Assets                       (2.77%)
________________________________________________________________________________

Total Net Assets                                                     100.00%
________________________________________________________________________________


Credit Rating Breakdown
(as a % of fixed income investments)
________________________________________________________________________________

AAA                                                                   65.40%
AA                                                                     4.52%
A                                                                     10.48%
BBB                                                                   16.82%
BB                                                                     0.71%
B                                                                      1.34%
CCC                                                                    0.63%
D                                                                      0.02%
NR                                                                     0.08%
________________________________________________________________________________

Total                                                                100.00%
________________________________________________________________________________

Statement of net assets


Delaware Balanced Fund

October 31, 2006


                                               Number of            Market
                                                Shares           Value (U.S.$)
_______________________________________________________________________________

Common Stock - 59.99%
_______________________________________________________________________________

Consumer Discretionary - 5.53%
  *+ Charter Communications Class A                    900          $     2,070
     Gap                                           223,600            4,700,072
     Limited Brands                                150,800            4,444,076
     Mattel                                        193,600            4,381,168
                                                                    ___________

                                                                     13,527,386
                                                                    ___________

Consumer Staples - 7.17%
     ConAgra Foods                                 173,400            4,534,410
     Heinz (H.J.)                                  103,200            4,350,912
     Kimberly-Clark                                 65,600            4,363,712
     Safeway                                       146,300            4,295,368
                                                                    ___________

                                                                     17,544,402
                                                                    ___________

Energy - 3.42%
     Chevron                                        66,100            4,441,920
     ConocoPhillips                                 65,000            3,915,600
                                                                    ___________

                                                                      8,357,520
                                                                    ___________

Financials - 14.24%
     Allstate                                       68,100            4,178,616
     Aon                                           127,000            4,418,330
     Chubb                                          81,700            4,342,355
     Hartford Financial Services Group              49,900            4,349,783
     Huntington Bancshares                         188,300            4,596,402
     Morgan Stanley                                 58,100            4,440,583
     Wachovia                                       80,600            4,473,300
     Washington Mutual                              95,900            4,056,570
                                                                    ___________

                                                                     34,855,939
                                                                    ___________

Health Care - 10.88%
     Abbott Laboratories                            93,300            4,432,683
     Baxter International                           96,300            4,426,911
     Bristol-Myers Squibb                          192,700            4,769,325
     Merck & Co.                                    97,300            4,419,366
     Pfizer                                        161,600            4,306,640
     Wyeth                                          83,900            4,281,417
                                                                    ___________

                                                                     26,636,342
                                                                    ___________

Industrials - 3.73%
     Donnelley (R.R.) & Sons                       138,300            4,682,838
  *+ Foster Wheeler                                     80                3,596
     Waste Management                              118,700            4,448,876
                                                                    ___________

                                                                      9,135,310
                                                                    ___________

Information Technology - 7.52%
     Hewlett-Packard                               113,900            4,412,486
     Intel                                         213,800            4,562,492
     International Business Machines                51,900            4,791,927
   + Xerox                                         273,400            4,647,800
                                                                    ___________

                                                                     18,414,705
                                                                    ___________

Materials - 1.80%
     duPont (E.I.) deNemours                        96,000            4,396,800
                                                                    ___________

                                                                      4,396,800
                                                                    ___________

Telecommunications - 3.74%
     AT&T                                          136,100            4,661,425
     Verizon Communications                        121,100            4,480,700
                                                                    ___________

                                                                      9,142,125
                                                                    ___________

Utilities - 1.96%
   * Progress Energy                               104,400            4,802,400
                                                                    ___________

                                                                      4,802,400
                                                                    ___________

Total Common Stock (cost $124,040,253)                              146,812,929
                                                                    ___________
_______________________________________________________________________________

Preferred Stock - 0.15%
_______________________________________________________________________________

   ~ Bank of America 5.718%                         10,000              250,550
     Nexen 7.35%                                     4,520              115,034
                                                                    ___________

Total Preferred Stock (cost $363,000)                                   365,584
                                                                    ___________


                                              Principal
                                            Amount (U.S.$)
_______________________________________________________________________________

Agency Asset-Backed Securities - 0.09%
_______________________________________________________________________________

     Fannie Mae Grantor Trust
          Series 2003-T4 2A5
          4.907% 9/26/33                          $154,224              153,098
   ~ Fannie Mae Whole Loan
          Series 2002-W11 AV1
          5.66% 11/25/32                            76,958               76,947
                                                                    ___________

Total Agency Asset-Backed Securities

     (cost $229,965)                                                    230,045
                                                                    ___________
_______________________________________________________________________________

Agency Collateralized Mortgage Obligations - 1.45%
_______________________________________________________________________________

     Fannie Mae
          Series 1996-46 ZA
          7.50% 11/25/26                           128,293              132,769
          Series 2003-122 AJ
          4.50% 2/25/28                            125,337              122,350
          Series 2005-110 MB
          5.50% 9/25/35                            340,000              342,758
     Fannie Mae Grantor Trust
          Series 2001-T8 A2
          9.50% 7/25/41                            102,728              110,877
     Fannie Mae Whole Loan
          Series 2004-W9 2A1
          6.50% 2/25/44                            173,841              178,001
          Series 2004-W11 1A2
          6.50% 5/25/44                            199,203              204,030
     Freddie Mac
          Series 1730 Z
          7.00% 5/15/24                            101,104              106,307
          Series 2326 ZQ
          6.50% 6/15/31                            537,902              562,038
          Series 2480 EH
          6.00% 11/15/31                            36,930               36,879
          Series 2662 MA
          4.50% 10/15/31                           226,771              222,574
          Series 2872 GC
          5.00% 11/15/29                           200,000              196,518
          Series 2890 PC
          5.00% 7/15/30                            380,000              373,689
          Series 2915 KP
          5.00% 11/15/29                           220,000              216,526

                                              Principal             Market
                                            Amount (U.S.$)       Value (U.S.$)
_______________________________________________________________________________

Agency Collateralized Mortgage Obligations (continued)
_______________________________________________________________________________

     Freddie Mac (continued)
          Series 3022 MB
          5.00% 12/15/28                        $  165,000          $   163,548
          Series 3063 PC
          5.00% 2/15/29                            360,000              356,163
   / Freddie Mac Structured Pass
          Through Securities
          Series T-58 2A 6.50% 9/25/43             209,042              213,455
                                                                    ___________

Total Agency Collateralized Mortgage Obligations

     (cost $3,588,621)                                                3,538,482
                                                                    ___________
_______________________________________________________________________________

Agency Mortgage-Backed Securities - 5.20%
_______________________________________________________________________________

     Fannie Mae 6.50% 8/1/17                       136,067              138,387
     Fannie Mae Relocation 30 yr
          5.00% 11/1/33                            152,158              148,286
          5.00% 1/1/34                             187,258              182,382
          5.00% 1/1/36                             102,728               99,900
     Fannie Mae S.F. 15 yr TBA
          6.00% 11/1/21                            405,000              411,328
          6.00% 12/1/21                            460,000              466,756
     Fannie Mae S.F. 20 yr
          5.50% 8/1/25                             229,085              228,155
     Fannie Mae S.F. 30 yr
          5.50% 3/1/29                             440,687              437,862
          5.50% 4/1/29                             476,502              473,447
          7.50% 6/1/31                              83,096               86,576
     Fannie Mae S.F. 30 yr TBA
          5.00% 11/1/36                          1,085,000            1,047,703
          5.50% 11/1/36                          5,585,000            5,518,678
          6.50% 12/1/36                            140,000              142,581
   ~ Freddie Mac ARM 5.015% 4/1/34                 136,231              137,150
     Freddie Mac Relocation 30 yr
          5.00% 9/1/33                             593,931              580,769
     Freddie Mac S.F. 15 yr
          4.00% 2/1/14                             339,956              328,668
     Freddie Mac S.F. 20 yr
          5.50% 9/1/24                             416,521              415,604
     Freddie Mac S.F. 30 yr
          7.00% 11/1/33                            100,247              103,442
          8.50% 4/1/09                                  10                   10
     Freddie Mac S.F. 30 yr TBA
          5.00% 11/1/36                            920,000              888,950
          6.00% 11/1/36                            850,000              855,578
     GNMA I S.F. 30 yr 7.50% 9/15/31                20,309               21,170
                                                                    ___________

Total Agency Mortgage-Backed Securities

     (cost $12,679,613)                                              12,713,382
                                                                    ___________
_______________________________________________________________________________

Agency Obligations - 0.87%
_______________________________________________________________________________

   ^ Fannie Mae 5.389% 10/9/19                     805,000              399,747
   * Federal Home Loan Bank
          4.25% 9/14/07                            995,000              987,295
   * Freddie Mac 4.75% 1/19/16                     100,000               98,620
   ^ Resolution Funding Interest Strip
          5.24% 10/15/25                         1,670,000              653,239
                                                                    ___________

Total Agency Obligations (cost $2,121,086)                            2,138,901
                                                                    ___________
_______________________________________________________________________________

Commercial Mortgage-Backed Securities - 1.91%
_______________________________________________________________________________

     Bank of America Commercial
          Mortgage Securities
        ~ Series 2006-3 A4
          5.889% 7/10/44                           265,000              276,303
          Series 2006-4 A4
          5.634% 7/10/46                           160,000              163,964
   # Bear Stearns Commercial
          Mortgage Securities
          Series 2004-ESA E 144A
          5.064% 5/14/16                           260,000              260,019
   / Commercial Mortgage Pass
          Through Certificates
        # Series 2001-J1A A2 144A
          6.457% 2/14/34                           173,175              180,057
          Series 2006-C7 A2
          5.69% 6/10/46                            140,000              142,943
   ~ Credit Suisse Mortgage Capital
          Certificates Series 2006-C1
          AAB 5.681% 2/15/39                        75,000               76,221
   # Crown Castle Towers
          Series 2005-1A C 144A
          5.074% 6/15/35                           140,000              137,887
     First Union-Lehman Brothers-Bank
          of America Series 1998-C2 A2
          6.56% 11/18/35                           127,434              129,031
     General Electric Capital Commercial
          Mortgage Series 2002-1A A3
          6.269% 12/10/35                          410,000              430,261
   ~ GS Mortgage Securities II
          Series 2006-GG8 A4
          5.56% 11/10/39                           530,000              540,043
        # Series 2006-RR2 A1 144A
          5.689% 6/23/46                           175,000              177,386
     JPMorgan Chase Commercial
          Mortgage Securities
          Series 2002-C1 A3
          5.376% 7/12/37                           215,000              217,023
          Series 2003-C1 A2
          4.985% 1/12/37                           362,000              357,499
        ~ Series 2006-LDP7 AJ
          6.066% 4/15/45                            10,000               10,418
       ~# Series 2006-RR1A A1 144A
          5.609% 10/18/52                          160,000              160,826
     Lehman Brothers-UBS Commercial
          Mortgage Trust Series 2002-C1
          A4 6.462% 3/15/31                        320,000              338,652
   # Merrill Lynch Mortgage Trust 144A
          Series 2005-GGP1 E
          4.33% 11/15/10                           105,000              103,939
          Series 2005-GGP1 F
          4.35% 11/15/10                           105,000              103,898


                                                               (continues)     9

Statement of net assets

Delaware Balanced Fund


                                              Principal             Market
                                            Amount (U.S.$)       Value (U.S.$)
_______________________________________________________________________________

Commercial Mortgage-Backed Securities (continued)
_______________________________________________________________________________

   # SBA Commercial Mortgage
          Securities Trust Series 2006-1A
          B 144A 5.451% 11/15/36                  $395,000          $   396,111
   # Tower 144A
          Series 2004-2A A
          4.232% 12/15/14                          270,000              263,657
          Series 2006-1 B
          5.588% 2/15/36                            85,000               85,289
          Series 2006-1 C
          5.707% 2/15/36                           130,000              130,491
                                                                    ___________

Total Commercial Mortgage-Backed Securities

     (cost $4,721,896)                                                4,681,918
                                                                    ___________
_______________________________________________________________________________

Corporate Bonds - 12.19%
_______________________________________________________________________________

Banking - 1.72%
  ~# Barclays Bank 144A
          7.375% 6/29/49                           140,000              152,317
     Citigroup 6.125% 8/25/36                      105,000              109,420
     First Union Institutional Capital II
          7.85% 1/1/27                             265,000              276,043
  ~# Glitnir Banki 144A
          6.693% 6/15/16                           150,000              154,959
  ~# HBOS 144A 5.92% 9/29/49                       100,000               98,092
     JPMorgan Chase Capital XX
          6.55% 9/29/36                            230,000              239,066
   ~ MUFG Capital Finance 1
          6.346% 7/29/49                           100,000              101,171
     Popular North America
          4.25% 4/1/08                             325,000              318,852
        ~ 5.77% 4/6/09                             135,000              135,430
     Popular North America Capital
          Trust I 6.564% 9/15/34                   280,000              274,674
  ~# Rabobank Capital Funding II 144A
          5.26% 12/29/49                           195,000              191,780
   ~ RBS Capital Trust I
          4.709% 12/29/49                          310,000              294,252
  ~# Resona Bank 144A 5.85% 9/29/49                195,000              191,353
  ~# Resona Preferred Global
          Securities Cayman 144A
          7.191% 12/29/49                          305,000              320,312
  ~# Shinsei Finance Cayman 144A
          6.418% 1/29/49                           105,000              105,783
   * Sovereign Capital Trust VI
          7.908% 6/13/36                           180,000              202,619
     SunTrust Capital II 7.90% 6/15/27             210,000              219,286
   ~ UBS Preferred Funding Trust V
          6.243% 5/29/49                           195,000              203,089
  ~# Vneshtorgbank 144A
          5.97% 8/1/08                             105,000              105,047
   # Wachovia Capital I 144A
          7.64% 1/15/27                            250,000              260,067
   ~ Wachovia Capital III
          5.80% 3/15/42                            255,000              257,491
                                                                    ___________

                                                                      4,211,103
                                                                    ___________

Basic Industry - 0.36%
   * Abitibi-Consolidated 7.875% 8/1/09             15,000               14,775
   * AK Steel 7.875% 2/15/09                        15,000               15,131
     Barrick Gold Finance 7.50% 5/1/07              95,000               95,981
     Bowater
        * 9.00% 8/1/09                              10,000               10,450
          9.50% 10/15/12                            10,000               10,150
     Donohue Forest Products
          7.625% 5/15/07                            10,000               10,050
     Georgia-Pacific 9.50% 12/1/11                  10,000               10,925
     Huntsman International
          10.125% 7/1/09                             5,000                5,100
     Lubrizol 4.625% 10/1/09                       165,000              162,090
     NewPage 10.00% 5/1/12                          15,000               15,788
   * Norske Skog Canada
          8.625% 6/15/11                            25,000               25,125
   # Port Townsend Paper 144A
          11.00% 4/15/11                            35,000               30,888
     Potlatch 13.00% 12/1/09                        15,000               17,546
  *# Sappi Papier Holding 144A
          7.50% 6/15/32                             20,000               17,377
 *++ Solutia 6.72% 10/15/37                         15,000               14,213
     Southern Copper 7.50% 7/27/35                 100,000              107,417
   # Stora Enso Oyj 144A
          7.25% 4/15/36                            120,000              126,115
     Tembec Industries 8.625% 6/30/09               25,000               14,625
     Weyerhaeuser 7.125% 7/15/23                   150,000              151,177
     Witco 6.875% 2/1/26                            15,000               13,350
                                                                    ___________

                                                                        868,273
                                                                    ___________
Brokerage - 0.43%
   ~ Ameriprise Financial
          7.518% 6/1/66                            170,000              185,181
     Amvescap 4.50% 12/15/09                       320,000              312,629
     E Trade Financial 8.00% 6/15/11                10,000               10,425
     Goldman Sachs Group
          6.345% 2/15/34                           150,000              153,668
     LaBranche & Co.
          9.50% 5/15/09                             15,000               15,863
        * 11.00% 5/15/12                            20,000               21,700
     Merrill Lynch 6.05% 5/16/16                   140,000              145,647
     Morgan Stanley 6.25% 8/9/26                   205,000              215,351
                                                                    ___________

                                                                      1,060,464
                                                                    ___________

Capital Goods - 0.34%
     Armor Holdings 8.25% 8/15/13                   15,000               15,600
  *# Berry Plastics Holding 144A
          8.875% 9/15/14                            15,000               15,225
     Casella Waste Systems
          9.75% 2/1/13                              25,000               26,375
     Caterpillar 6.05% 8/15/36                     105,000              110,459
     General Electric 5.00% 2/1/13                 330,000              327,526
   * Geo Subordinate 11.00% 5/15/12                 30,000               31,200

                                              Principal             Market
                                            Amount (U.S.$)       Value (U.S.$)
_______________________________________________________________________________

Corporate Bonds (continued)
_______________________________________________________________________________

Capital Goods (continued)
   * Graham Packaging
          9.875% 10/15/14                         $ 20,000          $    20,150
     Interface 10.375% 2/1/10                       20,000               22,000
     Intertape Polymer 8.50% 8/1/14                 15,000               13,575
  *{ NTK Holdings 10.75% 3/1/14                     25,000               17,250
   # Siemens Finance 144A
          6.125% 8/17/26                           135,000              140,841
     United Technologies 6.05% 6/1/36               80,000               86,009
   # WCA Waste 144A 9.25% 6/15/14                    5,000                5,200
                                                                    ___________

                                                                        831,410
                                                                    ___________

Communications - 1.57%
   } Adelphia Communications
          8.125% 2/1/07                             20,000               15,650
 *++ Allegiance Telecom 11.75% 2/15/08              15,000                6,225
   * American Tower 7.125% 10/15/12                 25,000               25,625
     AT&T
          7.30% 11/15/11                           215,000              234,239
          8.00% 11/15/31                           105,000              131,948
     BellSouth 4.20% 9/15/09                       130,000              126,447
     British Telecommunications
          8.875% 12/15/30                           95,000              129,081
   # Broadview Networks Holdings
          144A 11.375% 9/1/12                       10,000               10,425
     CCH I Holdings 13.50% 1/15/14                  10,000                9,350
  *} Century Communications
          9.50% 2/1/07                              20,000               22,700
     Charter Communication Holdings
        * 11.75% 5/15/11                            15,000               13,725
          13.50% 1/15/11                            40,000               37,800
   * Cincinnati Bell 8.375% 1/15/14                 25,000               25,625
     Comcast
        ~ 5.674% 7/14/09                           100,000              100,262
          6.50% 11/15/35                            90,000               92,200
     Cox Communications 4.625% 1/15/10             155,000              151,575
  *# Cricket Communications 144A
          9.375% 11/1/14                            15,000               15,375
     Dex Media East 12.125% 11/15/12                 9,000               10,058
     Embarq 6.738% 6/1/13                          130,000              133,793
   # Hughes Network Systems/Finance
          144A 9.50% 4/15/14                        25,000               26,000
   { Inmarsat Finance
          10.375% 11/15/12                          25,000               22,500
   * Insight Midwest 10.50% 11/1/10                 45,000               46,688
   * iPCS 11.50% 5/1/12                             15,000               16,838
   ~ IWO Holdings 9.124% 1/15/12                    15,000               15,413
  *# Level 3 Communications 144A
          9.25% 11/1/14                             10,000               10,113
   * Mediacom Broadband
          8.50% 10/15/15                             5,000                5,019
   * Mediacom Capital 9.50% 1/15/13                 25,000               25,781
   # MetroPCS Wireless 144A
          9.25% 11/1/14                             10,000               10,138
     News America Holdings
          7.75% 12/1/45                            115,000              130,006
   ~ Qwest 8.64% 6/15/13                            25,000               27,063
   # Qwest 144A 7.50% 10/1/14                       15,000               15,788
     Rural Cellular
          9.875% 2/1/10                             15,000               15,825
       *~ 11.239% 11/1/12                           10,000               10,425
     Sheridan Group 10.25% 8/15/11                   5,000                5,125
     Sprint Capital
          7.625% 1/30/11                           205,000              221,152
          8.75% 3/15/32                            290,000              359,312
     Suncom Wireless 9.375% 2/1/11                  15,000               13,725
     Telecom Italia Capital
        * 4.00% 1/15/10                            150,000              142,976
        ~ 5.984% 7/18/11                           245,000              244,742
          7.20% 7/18/36                            275,000              289,827
     Telefonica Emisones
        ~ 5.69% 6/19/09                            130,000              130,202
          5.984% 6/20/11                            85,000               86,923
          6.421% 6/20/16                            75,000               77,872
          7.045% 6/20/36                            75,000               81,013
     Telefonos de Mexico 4.50% 11/19/08            310,000              305,758
     Thomson 5.75% 2/1/08                          130,000              130,613
     Time Warner Entertainment
          8.375% 3/15/23                            55,000               65,073
     Triton Communications
          8.50% 6/1/13                              10,000                9,550
   ~ US LEC 13.87% 10/1/09                          15,000               15,994
                                                                    ___________

                                                                      3,849,557
                                                                    ___________

Consumer Cyclical - 0.92%
     Boyd Gaming 8.75% 4/15/12                      20,000               21,000
     Brickman Group 11.75% 12/15/09                  5,000                5,350
   # Buffets 144A 12.50% 11/1/14                    10,000               10,100
     Carrols 9.00% 1/15/13                           5,000                5,088
   ~ Centex 5.739% 8/1/07                          240,000              240,259
     Corrections Corporation of
          America 7.50% 5/1/11                      10,000               10,275
  *~ DaimlerChrysler Holdings
          5.918% 8/3/09                            245,000              245,303
     Ford Motor Credit 7.375% 10/28/09              20,000               19,480
     Gaylord Entertainment
          8.00% 11/15/13                            15,000               15,338
   * General Motors 8.375% 7/15/33                  10,000                8,950
     General Motors Acceptance Corporation
          6.875% 9/15/11                           205,000              206,618
        * 8.00% 11/1/31                             45,000               48,351
   * Harrah's Operating 6.50% 6/1/16                20,000               17,633


                                                              (continues)     11

Statement of net assets


Delaware Balanced Fund


                                                Principal           Market
                                            Amount (U.S.$)       Value (U.S.$)
_______________________________________________________________________________

Corporate Bonds (continued)
_______________________________________________________________________________

Consumer Cyclical (continued)
     Home Depot 5.40% 3/1/16                     $  65,000           $   65,018
     Johnson Controls 5.00% 11/15/06               100,000               99,970
   * Landry's Restaurant 7.50% 12/15/14             25,000               24,000
   * Lodgenet Entertainment
          9.50% 6/15/13                             20,000               21,500
     Majestic Star Casino 9.50% 10/15/10            15,000               15,225
     Mandalay Resort Group
        * 9.375% 2/15/10                            15,000               16,013
          9.50% 8/1/08                              20,000               21,200
   # Michaels Stores 144A
          11.375% 11/1/16                           10,000               10,063
   * Neiman Marcus 9.00% 10/15/15                   10,000               10,775
  *# NPC International 144A 9.50% 5/1/14            10,000               10,175
   * O'Charleys 9.00% 11/1/13                       20,000               20,900
     Penney (J.C.)
          7.625% 3/1/97                            170,000              178,140
          8.00% 3/1/10                              95,000              102,107
   * Playtex Products 9.375% 6/1/11                 20,000               20,900
   # Pokagon Gaming Authority 144A
          10.375% 6/15/14                           15,000               16,163
   # TDS Investor 144A 11.875% 9/1/16                5,000                4,950
     Time Warner 8.18% 8/15/07                     255,000              260,505
   { Town Sports International
          11.00% 2/1/14                             10,000                8,263
     True Temper Sports
          8.375% 9/15/11                             5,000                4,513
   # Turning Stone Resort Casino 144A
          9.125% 9/15/14                            10,000               10,225
     Viacom
        ~ 5.74% 6/16/09                            200,000              200,168
          5.75% 4/30/11                            140,000              140,312
   * Visteon 8.25% 8/1/10                            5,000                4,800
     Warner Music Group
          7.375% 4/15/14                            10,000                9,825
     Wheeling Island Gaming
          10.125% 12/15/09                         125,000              128,438
                                                                     __________

                                                                      2,257,893
                                                                     __________

Consumer Non-Cyclical - 0.48%
     Biovail 7.875% 4/1/10                          36,000               36,270
     Boston Scientific 6.40% 6/15/16               145,000              147,536
     Constellation Brands
          8.125% 1/15/12                            10,000               10,425
   * Cott Beverages 8.00% 12/15/11                  10,000               10,275
     CRC Health 10.75% 2/1/16                       20,000               21,000
     Gold Kist 10.25% 3/15/14                       10,000               11,525
  *# Healthsouth 144A 10.75% 6/15/16                30,000               30,900
     Ingles Markets 8.875% 12/1/11                  20,000               20,950
     Kraft Foods 4.125% 11/12/09                    85,000               82,526
     Kroger 6.375% 3/1/08                          185,000              186,906
 ++# Le-Natures 144A 10.00% 6/15/13                 10,000               10,250
     Medco Health Solutions
          7.25% 8/15/13                             75,000               81,593
     Medtronic 4.375% 9/15/10                       25,000               24,353
     National Beef Packing
          10.50% 8/1/11                             15,000               15,675
   * Pilgrim's Pride 9.625% 9/15/11                 10,000               10,525
   * Swift & Co. 12.50% 1/1/10                      10,000               10,250
     US Oncology 10.75% 8/15/14                     20,000               22,100
     UST 6.625% 7/15/12                            185,000              195,964
   { Vanguard Health 11.25% 10/1/15                 25,000               18,313
     Warner Chilcott 8.75% 2/1/15                    9,000                9,338
     Wyeth 5.50% 2/1/14                            215,000              216,605
                                                                     __________

                                                                      1,173,279
                                                                     __________

Electric - 1.48%
   ~ Alabama Power Capital Trust IV
          4.75% 10/1/42                            335,000              333,301
     Avista
          7.75% 1/1/07                             120,000              120,379
          9.75% 6/1/08                              10,000               10,607
   # Caithness Coso Funding 144A
          5.489% 6/15/19                           151,236              149,846
 ++# Calpine 144A 9.90% 7/15/07                     19,550               21,065
     Dominion Resources
          5.687% 5/15/08                           130,000              130,597
     Duke Capital 5.668% 8/15/14                   200,000              201,241
     FPL Group Capital
          5.625% 9/1/11                            150,000              152,213
        ~ 6.35% 10/1/66                            205,000              209,781
     Midamerican Energy Holdings
          6.125% 4/1/36                            110,000              113,507
     Midwest Generation
          8.30% 7/2/09                              14,876               15,360
        * 8.75% 5/1/34                              15,000               16,294
   ~ Nisource Finance
          5.968% 11/23/09                          125,000              125,093
     Oncor Electric Delivery
          7.00% 9/1/22                             195,000              213,154
     Orion Power 12.00% 5/1/10                      25,000               28,500
     Pepco Holdings
          5.50% 8/15/07                            255,000              255,128
        ~ 6.025% 6/1/10                            175,000              175,761
   # Power Contract Financing 144A
          6.256% 2/1/10                            108,082              108,956
     PSEG Funding Trust I 5.381% 11/16/07          225,000              224,791
     Puget Sound Energy 5.483% 6/1/35              105,000               97,281
     Southern Capital Funding
          5.30% 2/1/07                             175,000              174,766
     Southwestern Public Service
          6.00% 10/1/36                            190,000              191,175

                                                Principal           Market
                                            Amount (U.S.$)       Value (U.S.$)
_______________________________________________________________________________

Corporate Bonds (continued)
_______________________________________________________________________________

Electric (continued)
   # Taqa 144A
          5.875% 10/27/16                        $ 160,000           $  163,291
          6.50% 10/27/36                           300,000              314,504
     Xcel Energy 6.50% 7/1/36                       60,000               64,346
                                                                     __________

                                                                      3,610,937
                                                                     __________

Energy - 0.40%
     Anadarko Petroleum 5.95% 9/15/16               95,000               96,660
   * Bluewater Finance 10.25% 2/15/12               15,000               15,375
   # Canadian Oil Sands 144A
          4.80% 8/10/09                            145,000              142,352
  *# Hilcorp Energy 144A
          9.00% 6/1/16                              10,000               10,400
  *# Mariner Energy 144A
          7.50% 4/15/13                             10,000                9,650
     Nexen 5.875% 3/10/35                           45,000               43,199
  *# PetroHawk Energy 144A
          9.125% 7/15/13                            15,000               15,375
  *# Ras Laffan LNG III 144A
          5.832% 9/30/16                           165,000              166,900
   ~ Secunda International
          13.374% 9/1/12                            15,000               15,544
   # TNK-BP Finance 144A
          7.50% 7/18/16                            110,000              115,287
   * Weatherford International
          4.95% 10/15/13                           340,000              328,097
     Whiting Petroleum 7.25% 5/1/13                 10,000                9,925
                                                                     __________

                                                                        968,764
                                                                     __________

Finance Companies - 0.79%
  *~ American Express 6.80% 9/1/66                 110,000              117,182
     American General Finance
          4.875% 7/15/12                           165,000              161,220
   * FINOVA Group 7.50% 11/15/09                    40,800               12,036
     FTI Consulting 7.625% 6/15/13                  30,000               30,825
   # FTI Consulting 144A
          7.75% 10/1/16                              5,000                5,138
  ~# Fuji JGB Investment 144A
          9.87% 12/29/49                           195,000              208,393
   # Hexion Specialty 144A
          9.75% 11/15/14                            25,000               25,063
   ~ HSBC Finance Capital Trust IX
          5.911% 11/30/35                          200,000              201,497
     International Lease Finance
          4.625% 6/2/08                             10,000                9,898
     Residential Capital
        * 6.00% 2/22/11                            125,000              125,480
          6.125% 11/21/08                          170,000              171,025
          6.375% 6/30/10                           147,000              149,309
          6.50% 4/17/13                            305,000              310,786
          6.875% 6/30/15                           260,000              272,568
  ~# Swiss Re Capital I 144A
          6.854% 5/29/49                           130,000              136,027
                                                                     __________

                                                                      1,936,447
                                                                     __________

Industrial - Other - 0.13%
     Adesa 7.625% 6/15/12                           15,000               14,963
   # Baker & Taylor 144A
          11.50% 7/1/13                             10,000               10,050
   # Knowledge Learning 144A
          7.75% 2/1/15                              25,000               23,813
  *# Mobile Services Group 144A
          9.75% 8/1/14                               5,000                5,206
   { Mueller Holdings 14.75% 4/15/14                12,000               10,620
     President and Fellows of Harvard
          College 6.30% 10/1/37                    210,000              227,392
  *# RBS Global & Rexnord 144A
          11.75% 8/1/16                              5,000                5,225
   * Trimas 9.875% 6/15/12                          10,000                9,475
                                                                     __________

                                                                        306,744
                                                                     __________

Insurance - 2.00%
     AmerUs Group 6.583% 5/16/11                   215,000              223,531
   # Farmers Insurance Exchange 144A
          6.00% 8/1/14                              20,000               19,906
          8.625% 5/1/24                            425,000              511,279
  ~# Great West Life & Annuity
          Insurance 144A
          7.153% 5/16/46                           115,000              121,249
     Hartford Financial Services Group
          5.663% 11/16/08                          155,000              156,083
   # Liberty Mutual 144A
          6.70% 8/15/16                            110,000              117,173
     Marsh & McLennan
          5.15% 9/15/10                            175,000              167,943
        * 5.375% 3/15/07                           245,000              244,847
        ~ 5.513% 7/13/07                            50,000               50,001
     MetLife 5.00% 6/15/15                         120,000              116,580
     Montpelier 6.125% 8/15/13                     265,000              257,620
   # Mutual of Omaha Insurance 144A
          6.80% 6/15/36                            100,000              106,733
   # Nationwide Mutual Insurance
          144A 7.875% 4/1/33                       265,000              316,602
  *# Nippon Life Insurance 144A
          4.875% 8/9/10                            255,000              250,531
 /~# North Front Pass Through Trust
          144A 5.81% 12/15/24                      500,000              497,635
     PMI Group 5.568% 11/15/08                     200,000              200,453
     Safeco Capital Trust I
          8.072% 7/15/37                           280,000              294,380
     St. Paul Travelers 5.01% 8/16/07              195,000              193,956
 /~# Twin Reefs Pass Through Trust
          144A 6.32% 12/31/49                      400,000              400,723
     WellPoint
          4.25% 12/15/09                           140,000              136,055
          5.85% 1/15/36                            210,000              207,229
     Willis Group
          5.125% 7/15/10                           200,000              194,542
          5.625% 7/15/15                           125,000              119,684
                                                                     __________

                                                                      4,904,735
                                                                     __________



                                                             (continues)     13

Statement of net assets

Delaware Balanced Fund


                                                Principal           Market
                                            Amount (U.S.$)       Value (U.S.$)
_______________________________________________________________________________

Corporate Bonds (continued)
_______________________________________________________________________________

Natural Gas - 0.59%
   * El Paso Natural Gas 7.625% 8/1/10           $  15,000           $   15,563
     El Paso Production 7.75% 6/1/13                 5,000                5,150
     Enterprise Products Operating
          4.00% 10/15/07                           285,000              280,906
          4.625% 10/15/09                          240,000              235,174
     Inergy Finance 6.875% 12/15/14                 15,000               14,588
     Sempra Energy
          4.621% 5/17/07                           220,000              219,126
        ~ 5.863% 5/21/08                           260,000              260,502
     Valero Logistics Operations
          6.05% 3/15/13                            395,000              401,081
                                                                     __________

                                                                      1,432,090
                                                                     __________

Real Estate - 0.27%
     American Real Estate Partners
          8.125% 6/1/12                              5,000                5,138
     BF Saul REIT 7.50% 3/1/14                      20,000               20,400
   ~ Brandywine Operating Partnership
          5.822% 4/1/09                            220,000              220,437
     Developers Diversified Realty
          4.625% 8/1/10                            295,000              287,710
     HRPT Properties Trust
          5.75% 2/15/14                            130,000              130,255
     Rouse 7.20% 9/15/12                             5,000                5,176
                                                                     __________

                                                                        669,116
                                                                     __________

Technology - 0.20%
  *# iPayment 144A 9.75% 5/15/14                    10,000               10,325
   * MagnaChip Semiconductor
          8.00% 12/15/14                            35,000               21,000
     Motorola 4.608% 11/16/07                      430,000              427,221
  *# NXP BV 144A 9.50% 10/15/15                      5,000                5,069
   * STATS ChipPAC 7.50% 7/19/10                     5,000                5,050
   * Sungard Data Systems
          10.25% 8/15/15                            10,000               10,525
  *# Telcordia Technologies 144A
          10.00% 3/15/13                            20,000               15,200
                                                                     __________

                                                                        494,390
                                                                     __________

Transportation - 0.51%
     American Airlines
          3.857% 7/9/10                            253,599              240,260
          7.377% 5/23/19                             6,420                6,163
   * Continental Airlines
          6.503% 6/15/11                           435,000              443,113
   # Erac USA Finance 144A
          7.35% 6/15/08                            450,000              463,634
     Grupo Transportacion
          Ferroviaria Mexicana de C.V.
          12.50% 6/15/12                             5,000                5,500
   # Hertz 144A 8.875% 1/1/14                       10,000               10,500
   { H-Lines Finance Holdings
          11.00% 4/1/13                             22,000               19,965
   * Horizon Lines 9.00% 11/1/12                     7,000                7,350
     Kansas City Southern Railway
          9.50% 10/1/08                             10,000               10,563
   * OMI 7.625% 12/1/13                             20,000               20,500
     Seabulk International
          9.50% 8/15/13                             15,000               16,331
   * Stena 9.625% 12/1/12                           15,000               16,106
                                                                     __________

                                                                      1,259,985
                                                                     __________

Total Corporate Bonds (cost $29,289,181)                             29,835,187
                                                                     __________
_______________________________________________________________________________

Convertible Bonds - 0.00%
_______________________________________________________________________________

   # Charter Communications 144A
          5.875% 11/16/09 exercise
          price $2.42, expiration date
          11/16/09                                   1,000                1,160
                                                                     __________

Total Convertible Bonds (cost $755)                                       1,160
                                                                     __________
_______________________________________________________________________________

Foreign Agencies - 0.17%
_______________________________________________________________________________

     Pemex Project Funding Master Trust
          6.125% 8/15/08                           220,000              222,530
          6.625% 6/15/35                            55,000               55,564
        # 144A 6.625% 6/15/35                      145,000              146,486
                                                                     __________

Total Foreign Agencies (cost $418,780)                                  424,580
                                                                     __________
_______________________________________________________________________________

Municipal Bonds - 0.62%
_______________________________________________________________________________

     Augusta, Georgia Water & Sewer
          Revenue 5.25% 10/1/39 (FSA)              310,000              334,425
     California State 5.00% 2/1/33                 120,000              125,261
     California State University
          Systemwide Revenue
          5.00% 11/1/30 (AMBAC)                    115,000              122,238
     Illinois State Taxable Pension
          5.10% 6/1/33                             170,000              164,516
     New Jersey Economic
          Development Authority
          Revenue Cigarette Tax
          5.75% 6/15/29                            220,000              239,580
     New York State Urban
          Development Series A-1
          5.25% 3/15/34 (FGIC)                     210,000              225,775
     Oregon State Taxable Pension
          5.892% 6/1/27                            200,000              211,536
     West Virginia Economic
          Development Authority
          5.37% 7/1/20 (MBIA)                      100,000              100,387
                                                                     __________

Total Municipal Bonds (cost $1,464,524)                               1,523,718
                                                                     __________

                                                Principal           Market
                                            Amount (U.S.$)       Value (U.S.$)
_______________________________________________________________________________

Non-Agency Asset-Backed Securities - 2.47%
_______________________________________________________________________________

   ~ Ameriquest Mortgage Securities
          Series 2006-R1 A2C
          5.51% 3/25/36                          $ 180,000           $  180,240
   # Cendant Timeshare Receivables
          Funding Series 2004-1A A1
          144A 3.67% 5/20/16                       133,659              130,318
     Countrywide Asset-Backed
          Certificates
        # Series 2004-BC1N Note 144A
          5.50% 4/25/35                             12,215               12,198
          Series 2004-S1 A2
          3.872% 3/25/20                            18,553               18,268
        ~ Series 2005-12 2A2
          4.898% 2/25/36                           190,000              188,488
        ~ Series 2006-3 2A2
          5.50% 6/25/36                            495,000              495,861
          Series 2006-S3 A2
          6.085% 6/25/21                           260,000              263,274
        ~ Series 2006-S6 A2
          5.519% 3/25/34                           250,000              249,948
     Credit-Based Asset Service and
          Securitization
          Series 2005-CB8 AF1B
          5.451% 12/25/35                          152,896              152,182
        # Series 2006-SL1 A2 144A
          5.556% 9/25/36                           285,000              285,297
   # Dunkin Securitization
          Series 2006-1 A2 144A
          5.779% 6/20/31                           290,000              295,176
   ~ GMAC Mortgage Loan Trust
          Series 2006-HE3 A2
          5.75% 10/25/36                           115,000              115,263
     GSAMP Series 2006-S3 A1
          6.085% 5/25/36                           105,359              105,196
  ~# MASTR Specialized Loan Trust
          Series 2005-2 A2 144A
          5.006% 7/25/35                           152,468              149,324
   ~ Merrill Lynch Mortgage Investors
          Series 2005-NCB A1A
          5.451% 7/25/36                            51,333               51,101
          Series 2006-AR1 A2C
          5.48% 3/25/37                            425,000              425,174
     Mid-State Trust
          Series 11 A1 4.864% 7/15/38              112,714              108,577
          Series 2004-1 A
          6.005% 8/15/37                            59,174               59,951
        # Series 2006-1 A
          5.787% 10/15/40                           95,000               95,119
   ~ Option One Mortgage Loan
          Trust Series 2005-4 A3
          5.58% 11/25/35                           665,000              666,606
     Ownit Mortgage Loan Asset
          Backed Certificates
          Series 2006-2 A2B
          5.633% 1/25/37                            95,000               95,023
     Renaissance Home Equity Loan Trust
          Series 2004-4 AF2
          3.856% 2/25/35                            64,433               64,149
          Series 2005-4 A2
          5.399% 12/1/35                           135,000              134,520
          Series 2005-4 A3
          5.565% 2/25/36                            85,000               85,153
   ~ Residential Asset Mortgage
          Products Series 2004-RZ2 AI3
          4.30% 1/25/31                            190,525              188,579
   ~ Residential Asset Securities
          Series 2006-KS3 AI3
          5.49% 4/25/36                            765,000              766,319
   ~ Residential Funding Mortgage
          Securities II Series 2005-HI2 A1
          5.46% 5/25/35                             33,093               33,094
   # Sharp Net Interest Margin Trust
          Series 2004-2N Note 144A
          7.00% 1/25/34                             21,835               15,285
   # Sierra Receivables Funding
          Series 2003-2A A1 144A
          3.03% 12/15/15                           247,581              241,971
     Structured Asset Securities
          Series 2001-SB1 A2
          3.375% 8/25/31                           192,345              172,646
          Series 2004-16XS A2
          4.91% 8/25/34                            189,708              188,699
                                                                     __________


Total Non-Agency Asset-Backed Securities
     (cost $6,052,088)                                                6,032,999
                                                                     __________
_______________________________________________________________________________

Non-Agency Collateralized Mortgage Obligations - 7.84%
_______________________________________________________________________________

     American Home Mortgage
          Investment Trust Series 2005-2
          5A1 5.064% 9/25/35                       205,000              200,088
     Bank of America Alternative Loan Trust
          Series 2003-10 2A1
          6.00% 12/25/33                           398,918              399,416
          Series 2004-2 1A1
          6.00% 3/25/34                            288,417              288,778
          Series 2005-3 2A1
          5.50% 4/25/20                            210,186              209,530
          Series 2005-5 2CB1
          6.00% 6/25/35                            202,917              203,108
          Series 2005-9 5A1
          5.50% 10/25/20                           249,227              248,136
   ~ Bank of America Funding
          Securities Series 2006-F 1A2
          5.174% 7/20/36                           240,996              239,465
     Bank of America Mortgage
          Securities
        ~ Series 2003-D 1A2
          6.114% 5/25/33                             6,500                6,543
          Series 2005-9 2A1
          4.75% 10/25/20                           348,498              341,767


                                                              (continues)     15

Statement of net assets


Delaware Balanced Fund


                                                Principal           Market
                                            Amount (U.S.$)       Value (U.S.$)
_______________________________________________________________________________

Non-Agency Collateralized Mortgage Obligations (continued)
_______________________________________________________________________________

   ~ Bear Stearns Alternative A Trust
          Series 2006-3 33A1
          6.194% 5/25/36                         $ 327,194           $  331,125
          Series 2006-3 34A1
          6.192% 5/25/36                           339,840              343,885
          Series 2006-4 23A5
          6.244% 8/25/36                           262,199              266,178
     Bear Stearns Asset Backed
          Securities Series 2005-AC8 A5
          5.50% 11/25/35                           279,631              278,741
     Chase Mortgage Finance
          Series 2003-S8 A2
          5.00% 9/25/18                            486,657              480,463
     Countrywide Alternative Loan Trust
          Series 2004-28CB 6A1
          6.00% 1/25/35                            101,789              101,853
        ~ Series 2004-J7 1A2
          4.673% 8/25/34                           126,926              125,773
        ~ Series 2005-63 3A1
          5.892% 11/25/35                          346,675              347,195
          Series 2006-2CB A3
          5.50% 3/25/36                            230,744              231,475
          Series 2006-33CB M
          6.00% 11/25/36                            79,967               79,627
   / Countrywide Home Loan
          Mortgage Pass Through Trust
        ~ Series 2004-12 1M
          4.566% 8/25/34                           238,892              236,530
          Series 2006-1 A2
          6.00% 3/25/36                            154,599              154,859
        ~ Series 2006-HYB3 3A1A
          6.12% 5/20/36                            305,493              309,690
        ~ Series 2006-HYB4 1A2
          5.716% 6/20/36                           239,723              240,330
     Credit Suisse First Boston
          Mortgage Securities
          Series 2003-29 5A1
          7.00% 12/25/33                           107,937              109,320
          Series 2004-1 3A1
          7.00% 2/25/34                             66,746               67,376
     First Horizon Asset Securities
          Series 2003-5 1A17
          8.00% 7/25/33                            103,840              110,222
        ~ Series 2004-AR5 4A1
          5.679% 10/25/34                          187,049              186,393
   ~ GMAC Mortgage Loan Trust
          Series 2005-AR2 4A
          5.183% 5/25/35                           253,699              249,401
   # GSMPS Mortgage Loan Trust 144A
          Series 1998-3 A
          7.75% 9/19/27                             84,313               88,494
          Series 1999-3 A
          8.00% 8/19/29                            135,233              142,853
          Series 2005-RP1 1A3
          8.00% 1/25/35                            156,114              165,588
          Series 2005-RP1 1A4
          8.50% 1/25/35                             77,391               82,116
   ~ Indymac Index Mortgage Loan Trust
          Series 2005-AR25 1A21
          5.882% 12/25/35                          255,915              256,427
          Series 2006-AR2 1A1A
          5.54% 4/25/46                            124,138              124,239
          Series 2006-AR7 5A1
          6.169% 5/25/36                           208,796              211,569
   ~ JPMorgan Mortgage Trust
          Series 2005-A4 1A1
          5.408% 7/25/35                           318,877              315,192
          Series 2005-A6 1A2
          5.151% 9/25/35                           375,000              376,505
     Lehman Mortgage Trust
          Series 2005-2 2A3
          5.50% 12/25/35                           266,357              265,869
          Series 2006-1 3A3
          5.50% 2/25/36                            235,000              235,550
   ~ MASTR Adjustable Rate
          Mortgages Trust
          Series 2003-6 1A2
          3.087% 12/25/33                          210,659              213,691
          Series 2005-6 7A1
          5.375% 6/25/35                           195,517              193,165
     MASTR Alternative Loans Trust
          Series 2003-6 3A1
          8.00% 9/25/33                             44,084               45,154
          Series 2005-3 7A1
          6.00% 4/25/35                            268,374              269,378
   # MASTR Reperforming Loan Trust 144A
          Series 2005-1 1A5
          8.00% 8/25/34                            227,028              240,171
          Series 2005-2 1A4
          8.00% 5/25/35                            192,800              205,151
     Morgan Stanley Mortgage
          Loan Trust Series 2006-2 6A
          6.50% 2/25/36                            146,131              148,277
     Nomura Asset Acceptance
          Series 2005-WF1 2A2
          4.786% 3/25/35                           390,000              384,348
        ~ Series 2006-AF1 1A2
          6.159% 5/25/36                           370,000              373,411
     Prime Mortgage Trust
          Series 2004-CL1 1A1
          6.00% 2/25/34                            118,561              119,228
     Residential Accredit Loans
          Series 2005-QS9 A6
          5.50% 6/25/35                             80,000               78,344

                                                Principal           Market
                                            Amount (U.S.$)       Value (U.S.$)
_______________________________________________________________________________

Non-Agency Collateralized Mortgage Obligations (continued)
_______________________________________________________________________________

     Residential Asset Mortgage
          Products
          Series 2004-SL1 A3
          7.00% 11/25/31                         $ 113,734             $115,215
          Series 2004-SL4 A3
          6.50% 7/25/32                            163,992              166,929
          Series 2005-SL1 A2
          6.00% 5/25/32                            205,468              210,666
   ~ Residential Funding Mortgage
          Security I Series 2006-SA3 3A1
          6.079% 9/25/36                           292,022              294,719
   ~ Structured Adjustable Rate
          Mortgage Loan Trust
          Series 2004-18 5A
          5.50% 12/25/34                           196,369              194,528
          Series 2005-22 4A2
          5.381% 12/25/35                           56,581               55,520
          Series 2005-3XS A2
          5.57% 1/25/35                            181,460              181,545
          Series 2006-5 5A4
          5.586% 6/25/36                           121,275              119,683
     Structured Asset Securities
        ~ Series 2002-22H 1A
          6.963% 11/25/32                           71,157               72,712
          Series 2004-12H 1A
          6.00% 5/25/34                            251,241              251,477
        ~ Series 2005-6 B2
          5.344% 5/25/35                            98,085               93,584
     Washington Mutual
        ~ Series 2003-AR4 A7
          3.95% 5/25/33                            125,318              122,766
          Series 2004-CB3 4A
          6.00% 10/25/19                           374,882              378,993
        ~ Series 2006-AR7 1A
          5.644% 7/25/46                           178,292              178,390
        ~ Series 2006-AR8 1A5
          5.930% 8/25/46                            61,644               62,191
        ~ Series 2006-AR8 2A3
          6.166% 8/25/36                            42,457               42,967
        ~ Series 2006-AR10 1A1
          5.977% 9/25/36                           309,038              312,143
        ~ Series 2006-AR14 1A4
          5.668% 11/25/36                          325,000              325,432
   / Washington Mutual Alternative
          Mortgage Pass Through
          Certificates
          Series 2005-9 3CB
          5.50% 10/25/20                           280,108              279,363
          Series 2006-2 2CB
          6.50% 3/25/36                            211,689              214,468
          Series 2006-5 2CB3
          6.00% 7/25/36                            274,000              276,778
          Series 2006-5 LB1
          6.00% 7/25/36                            129,651              129,556
        ~ Series 2006-AR5 3A
          5.60% 7/25/46                            208,238              208,815
     Wells Fargo Mortgage Backed
          Securities Trust
        ~ Series 2004-I 1A1
          5.261% 7/25/34                           219,478              220,163
        ~ Series 2004-T A1
          4.323% 9/25/34                           178,989              178,867
          Series 2005-12 1A7
          5.50% 11/25/35                           373,939              362,838
          Series 2005-14 2A1
          5.50% 12/25/35                           435,563              425,627
          Series 2005-17 1A1
          5.50% 1/25/36                            322,058              314,812
          Series 2005-17 1A2
          5.50% 1/25/36                            293,217              288,754
          Series 2006-2 3A1
          5.75% 3/25/36                            332,153              328,728
        ~ Series 2006-AR4 1A1
          5.865% 4/25/36                           425,875              426,152
        ~ Series 2006-AR4 2A1
          5.787% 4/25/36                           629,288              627,897
        ~ Series 2006-AR10 5A1
          5.606% 7/25/36                           273,808              274,436
        ~ Series 2006-AR11 A7
          5.539% 8/25/36                           346,824              344,951
        ~ Series 2006-AR12 1A2
          6.05% 9/25/36                            187,804              189,073
                                                                     __________


Total Non-Agency Collateralized Mortgage
     Obligations (cost $19,229,216)                                  19,192,725
                                                                     __________
_______________________________________________________________________________

U.S. Treasury Obligations - 2.77%
_______________________________________________________________________________

   * U.S. Treasury Bond 4.50% 2/15/36            1,640,000            1,583,369

     U.S. Treasury Inflation Index Notes
          2.00% 1/15/26                            277,360              265,172
       oo 2.375% 4/15/11                           467,381              465,025
          2.50% 7/15/16                          1,691,047            1,715,885
          3.00% 7/15/12                            646,363              666,486
   * U.S. Treasury Notes
          4.875% 8/15/16                         1,705,000            1,740,965
  ^* U.S. Treasury Strip
          4.293% 11/15/13                          455,000              330,813
                                                                     __________

Total U.S. Treasury Obligations (cost $6,690,468)                     6,767,715
                                                                     __________
_______________________________________________________________________________

Repurchase Agreements - 7.05%
_______________________________________________________________________________

With BNP Paribas 5.25% 11/1/06
     (dated 10/31/06, to be repurchased
     at $8,926,302, collateralized by
     $9,338,000 U.S. Treasury Bills due
     4/26/07, market value $9,112,465)           8,925,000            8,925,000


                                                              (continues)     17

Statement of net assets


Delaware Balanced Fund



                                                Principal           Market
                                            Amount (U.S.$)       Value (U.S.$)
_______________________________________________________________________________

Repurchase Agreements (continued)
_______________________________________________________________________________

With Cantor Fitzgerald 5.25% 11/1/06
     (dated 10/31/06, to be repurchased
     at $4,626,675, collateralized by
     $1,701,000 U.S. Treasury Notes
     3.25% due 8/15/07, market value
     $1,690,518 and $3,122,000 U.S.
     Treasury Notes 3.375% due 9/15/09,
     market value $3,029,311)                 $  4,626,000        $   4,626,000
With UBS Warburg 5.25% 11/1/06
     (dated 10/31/06, to be repurchased
     at $3,701,540, collateralized by
     $52,000 U.S. Treasury Bills due
     1/11/07, market value $51,903 and
     $3,816,000 U.S. Treasury Bills due
     4/26/07, market value $3,724,376)           3,701,000            3,701,000
                                                                  _____________

Total Repurchase Agreements
     (cost $17,252,000)                                              17,252,000
                                                                  _____________

Total Market Value of Securities Before Securities
     Lending Collateral - 102.77%
     (cost $228,141,446)                                            251,511,325
                                                                  _____________
_______________________________________________________________________________

Securities Lending Collateral** - 5.21%
_______________________________________________________________________________

Short-Term Investments - 5.21%
Fixed Rate Notes - 1.54%
     Citigroup Global Markets
          5.31% 11/1/06                             65,143               65,143
          5.32% 11/1/06                          2,940,148            2,940,148
     Credit Suisse First Boston
          5.29% 12/13/06                           433,964              433,964
     UBS Securities 5.42% 11/1/06                  168,621              168,621
     Union Bank of Switzerland
          5.28% 11/30/06                           154,987              154,987
                                                                  _____________

                                                                      3,762,863
                                                                  _____________

~ Variable Rate Notes - 3.67%
     American Honda Finance
          5.14% 2/21/07                            278,977              278,977
     ANZ National 5.30% 11/30/07                    61,995               61,995
     Australia New Zealand
          5.32% 11/30/07                           309,975              309,975
     Bank of America 5.32% 2/23/07                 402,967              402,967
     Bank of New York
          5.31% 11/30/07                           247,979              247,979
     Barclays New York 5.31% 5/18/07               402,967              402,967
     Bayerische Landesbank
          5.37% 11/30/07                           309,975              309,975
     Bear Stearns 5.38% 4/30/07                    371,969              371,969
     BNP Paribas 5.36% 11/30/07                    309,975              309,975
     Canadian Imperial Bank
          5.30% 11/30/07                           154,987              154,987
          5.32% 11/22/06                           309,975              309,975
     CDC Financial Products
          5.36% 10/31/06                           402,967              402,967
     Citigroup Global Markets
          5.38% 11/7/06                            402,967              402,967
     Commonwealth Bank
          5.32% 11/30/07                           309,975              309,975
     Deutsche Bank London
          5.34% 2/23/07                            371,969              371,969
     Dexia Bank 5.33% 9/28/07                      433,956              433,879
     Goldman Sachs 5.45% 10/31/07                  402,967              402,967
     Marshall & Ilsley Bank
          5.30% 11/30/07                           340,972              340,972
     Merrill Lynch Mortgage Capital
          5.32% 11/6/06                            278,977              278,977
     Morgan Stanley 5.49% 11/30/07                 402,967              402,967
     National Australia Bank
          5.29% 3/7/07                             384,368              384,368
     National City Bank 5.32% 3/2/07               371,991              372,037
     National Rural Utilities
          5.31% 11/30/07                           489,759              489,759
     Nordea Bank New York
          5.31% 5/16/07                            154,981              154,981
     Nordea Bank Norge
          5.33% 11/30/07                           309,983              309,975
     Royal Bank of Scotland
          5.31% 11/30/07                           309,975              309,975
     Societe Generale 5.29% 11/30/07               154,987              154,987
     Wells Fargo 5.33% 11/30/07                    309,975              309,975
                                                                  _____________

                                                                      8,995,438
                                                                  _____________

Total Securities Lending Collateral
     (cost $12,758,301)                                              12,758,301
                                                                  _____________


Total Market Value of Securities - 107.98%
     (cost $240,899,747)                                            264,269,626!

Obligation to Return Securities Lending
     Collateral** - (5.21%)                                         (12,758,301)

Liabilities Net of Receivables and
     Other Assets - (2.77%)                                          (6,772,157)
                                                                  _____________
Net Assets Applicable to 13,335,599
     Shares Outstanding - 100.00%                                 $ 244,739,168
                                                                  _____________


Net Asset Value - Delaware Balanced Fund
     Class A ($219,048,291 / 11,935,987 Shares)                         $ 18.35
                                                                        _______

Net Asset Value - Delaware Balanced Fund
     Class B ($18,074,748 / 984,511 Shares)                             $ 18.36
                                                                        _______


Net Asset Value - Delaware Balanced Fund
     Class C ($5,377,195 / 293,210 Shares)                              $ 18.34
                                                                        _______


Net Asset Value - Delaware Balanced Fund
     Class R ($154,891 / 8,453 Shares)                                  $ 18.32
                                                                        _______


Net Asset Value - Delaware Balanced Fund
     Institutional Class ($2,084,043 / 113,438 Shares)                  $ 18.37
                                                                        _______

_______________________________________________________________________________

_______________________________________________________________________________

Components of Net Assets at October 31, 2006:

Shares of beneficial interest
     (unlimited authorization - no par)                           $ 253,576,579
Undistributed net investment income                                   2,024,074
Accumulated net realized loss on investments                        (34,259,525)
Net unrealized appreciation of investments                           23,398,040
                                                                  _____________

Total net assets                                                  $ 244,739,168
                                                                  _____________


 * Fully or partially on loan.

** See Note 9 in "Notes to Financial Statements."

 ! Includes $12,560,289 of securities loaned.

oo Fully or partially pledged as collateral for financial futures contracts.

 + Non-income producing security for the year ended October 31, 2006.

++ Non-income producing security. Security is currently in default.

 } Security is currently in default. The issue has missed the maturity date.
   Bankruptcy proceedings are in process to determine distribution of assets. The date listed is the estimate of when proceedings will be finalized.

 ~ Variable rate security. The interest rate shown is the rate as of October 31, 2006.

 # Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2006, the aggregate amount of Rule 144A securities equaled $10,885,388, which represented 4.45% of the Fund's net assets. See Note 10 in "Notes to Financial Statements."

 ^ Zero coupon security. The rate shown is the yield at the time of purchase.

 { Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

 / Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.


Summary of Abbreviations:

AMBAC - Insured by the AMBAC Assurance Corporation
ARM - Adjustable Rate Mortgage
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GMAC - General Motors Acceptance Corporation
GNMA - Government National Mortgage Association
GSAMP - Goldman Sachs Mortgage Pass Through
GSMPS - Goldman Sachs Mortgage Participation Securities
MASTR - Mortgage Asset Securitization Transactions
MBIA - Insured by the Municipal Bond Insurance Association
REIT - Real Estate Investment Trust
S.F. - Single Family
TBA - To Be Announced
yr - Year

Net Asset Value and Offering Price Per Share -
     Delaware Balanced Fund

Net asset value Class A (A)                                              $18.35
Sales charge  (5.75% of offering  price)(B)                                1.12
                                                                         ______

Offering price                                                           $19.47
                                                                         ______
_______________________________________________________________________________

_______________________________________________________________________________

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchase of $50,000 or more.

Futures Contracts (1)

The following futures contracts were outstanding at October 31, 2006:


                        Notional
Contracts to              Cost         Notional     Expiration      Unrealized
Buy (Sell)             (Proceeds)       Value          Date        Depreciation
____________________   ___________    ___________   __________    ______________

(4) U.S. Treasury
    long Bond            $(442,259)     $(450,625)    12/31/06         $(8,366)
 5  U.S. Treasury
    5 year Notes           528,533        527,813     12/31/06            (720)
(7) U.S. Treasury
    10 year Notes         (754,108)      (757,531)    12/31/06          (3,423)
                                                                      ________

                                                                      $(12,509)
                                                                      ________

Swap Agreements (2)

Notional          Expiration                                      Unrealized
Amount               Date             Description                Appreciation
_____________    ___________     _____________________          ______________

$2,540,000        2/1/07          Agreement with Goldman           $40,670
                                  Sachs to receive the
                                  notional amount
                                  multiplied by the return
                                  on the Lehman Brothers
                                  Commercial MBS Index
                                  AAA and to pay the
                                  notional amount multiplied
                                  by the one month BBA
                                  LIBOR adjusted by a spread
                                  of plus 0.05%.

The use of futures contracts and swap agreements involve elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.


(1) See Note 7 in "Notes to Financial Statements."
(2) See Note 8 in "Notes to Financial Statements."


See accompanying notes

Statement of operations


Delaware Balanced Fund

Year Ended October 31, 2006


Investment Income:

     Interest                                                                                        $ 4,631,514
     Dividends                                                                                         4,174,895
     Security Lending Income                                                                              38,750        $ 8,845,159
                                                                                                     ___________        ___________

Expenses:

     Management fees                                                                                   1,562,388
     Distribution expenses - Class A                                                                     540,492
     Distribution expenses - Class B                                                                     192,479
     Distribution expenses - Class C                                                                      53,284
     Distribution expenses - Class R                                                                         674
     Dividend disbursing and transfer agent fees and expenses                                            479,348
     Accounting and administration expenses                                                               96,147
     Registration fees                                                                                    61,311
     Legal fees                                                                                           49,984
     Reports and statements to shareholders                                                               41,414
     Trustees' fees & benefits                                                                            25,695
     Audit and tax                                                                                        20,090
     Custodian fees                                                                                       16,957
     Pricing fees                                                                                         16,099
     Consulting fees                                                                                       7,249
     Insurance fees                                                                                        5,738
     Dues and services                                                                                     3,234
     Taxes (other than taxes on income)                                                                    1,980
     Trustees' expenses                                                                                      800
     Other                                                                                                    24          3,175,387
                                                                                                     ___________

     Less waived distribution expenses - Class A                                                                            (82,293)
     Less waived distribution expenses - Class R                                                                               (112)
     Less expense paid indirectly                                                                                            (8,107)
                                                                                                                        ___________

     Total operating expenses                                                                                             3,084,875
                                                                                                                        ___________

Net Investment Income                                                                                                     5,760,284
                                                                                                                        ___________


Net Realized and Unrealized Gain (Loss) on Investments:
     Net realized gain (loss) on:
          Investments                                                                                                     7,582,662
          Future contracts                                                                                                  157,423
          Swap agreements                                                                                                   (70,725)
                                                                                                                        ___________

     Net realized gain                                                                                                    7,669,360
     Net change in unrealized appreciation/depreciation of investments                                                   21,728,512
                                                                                                                        ___________

     Net Realized and Unrealized Gain on Investments                                                                     29,397,872
                                                                                                                        ___________

     Net Increase in Net Assets Resulting from Operations                                                               $35,158,156
                                                                                                                        ___________


See accompanying notes

Statements of changes in net assets


Delaware Balanced Fund

                                                                                                               Year Ended
                                                                                                      10/31/06           10/31/05
Increase (Decrease) in Net Assets from Operations:

     Net investment income                                                                          $  5,760,284       $  5,274,104
     Net realized gain on investments and foreign currencies                                           7,669,360         22,900,486
     Net change in unrealized appreciation/depreciation of investments and foreign currencies         21,728,512        (12,979,785)
                                                                                                    ____________       ____________

     Net increase in net assets resulting from operations                                             35,158,156         15,194,805
                                                                                                    ____________       ____________
Dividends and Distributions to Shareholders from:

     Net investment income:
          Class A                                                                                     (5,883,712)        (3,695,024)
          Class B                                                                                       (388,186)          (190,280)
          Class C                                                                                       (109,715)           (53,154)
          Class R                                                                                         (1,614)               (47)
          Institutional Class                                                                            (84,762)           (63,996)
                                                                                                    ____________       ____________

                                                                                                      (6,467,989)        (4,002,501)
                                                                                                    ____________       ____________
Capital Share Transactions:

     Proceeds from shares sold:
          Class A                                                                                      5,548,936          5,695,992
          Class B                                                                                      1,428,563          1,416,901
          Class C                                                                                      1,064,523          1,077,055
          Class R                                                                                        155,329              1,448
          Institutional Class                                                                            361,167            869,255

     Net asset value of shares issued upon reinvestment of dividends and distributions:
          Class A                                                                                      4,261,339          2,683,166
          Class B                                                                                        365,435            176,083
          Class C                                                                                        102,699             48,412
          Class R                                                                                          1,614                 47
          Institutional Class                                                                             84,762             63,996
                                                                                                    ____________       ____________

                                                                                                      13,374,367         12,032,355
                                                                                                    ____________       ____________

     Cost of shares repurchased:
          Class A                                                                                    (30,548,968)       (36,068,522)
          Class B                                                                                     (6,624,963)        (8,296,252)
          Class C                                                                                     (2,057,004)        (3,319,781)
          Class R                                                                                        (20,420)               (75)
          Institutional Class                                                                         (2,154,511)        (1,249,660)
                                                                                                    ____________       ____________

                                                                                                     (41,405,866)       (48,934,290)
                                                                                                    ____________       ____________

Decrease in net assets derived from capital share transactions                                       (28,031,499)       (36,901,935)
                                                                                                    ____________       ____________

Net Increase (Decrease) in Net Assets                                                                    658,668        (25,709,631)

Net Assets:

     Beginning of year                                                                               244,080,500         269,790,131
                                                                                                    ____________       ____________
     End of year (including undistributed net investment income
     of $2,024,074 and $2,355,085, respectively)                                                    $244,739,168       $244,080,500
                                                                                                    ____________       ____________


See accompanying notes

Financial highlights

Delaware Balanced Fund Class A


Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                                               Year Ended
                                                                 ___________________________________________________________________

                                                                     10/31/06      10/31/05     10/31/04     10/31/03     10/31/02
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                  $16.290       $15.630      $15.060      $13.390      $15.100

Income (loss) from investment operations:

Net investment income (1)                                               0.422         0.342        0.190        0.182        0.234
Net realized and unrealized gain (loss) on investments
     and foreign currencies                                             2.105         0.580        0.592        1.749        (1.60)
                                                                      _______       _______      _______      _______      _______

Total from investment operations                                        2.527         0.922        0.782        1.931        (1.37)
                                                                      _______       _______      _______      _______      _______

Less dividends and distributions from:

Net investment income                                                  (0.467)       (0.262)      (0.212)      (0.261)      (0.335)
                                                                      _______       _______      _______      _______      _______

Total dividends and distributions                                      (0.467)       (0.262)      (0.212)      (0.261)      (0.335)
                                                                      _______       _______      _______      _______      _______


Net asset value, end of period                                        $18.350       $16.290      $15.630      $15.060      $13.390
                                                                      _______       _______      _______      _______      _______

Total return (2)                                                       15.80%         5.91%        5.28%       14.53%       (9.38%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                              $219,048      $214,273     $232,351     $257,950     $253,089
Ratio of expenses to average net assets                                 1.20%         1.20%        1.27%        1.35%        1.37%
Ratio of expenses to average net assets
     prior to expense limitation and expenses paid indirectly           1.24%         1.24%        1.31%        1.38%        1.37%
Ratio of net investment income to average net assets                    2.48%         2.12%        1.23%        1.30%        1.54%
Ratio of net investment income to average net assets
     prior to expense limitation and expenses paid indirectly           2.44%         2.08%        1.19%        1.27%        1.54%
Portfolio turnover                                                       128%          203%         244%         249%         368%
____________________________________________________________________________________________________________________________________

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.


See accompanying notes

Delaware Balanced Fund Class B


Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                               Year Ended
                                                                 ___________________________________________________________________

                                                                     10/31/06      10/31/05     10/31/04     10/31/03     10/31/02
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                  $16.300       $15.630      $15.060      $13.410      $15.110

Income (loss) from investment operations:

Net investment income (1)                                               0.288         0.214        0.067        0.073        0.121
Net realized and unrealized gain (loss) on investments
     and foreign currencies                                             2.106         0.582        0.594        1.743       (1.611)
                                                                      _______       _______      _______      _______      _______

Total from investment operations                                        2.394         0.796        0.661        1.816       (1.490)
                                                                      _______       _______      _______      _______      _______

Less dividends and distributions from:

Net investment income                                                  (0.334)       (0.126)      (0.091)      (0.166)      (0.210)
                                                                      _______       _______      _______      _______      _______

Total dividends and distributions                                      (0.334)       (0.126)      (0.091)      (0.166)      (0.210)
                                                                      _______       _______      _______      _______      _______


Net asset value, end of period                                        $18.360       $16.300      $15.630      $15.060      $13.410
                                                                      _______       _______      _______      _______      _______

Total return (2)                                                       14.89%         5.10%        4.40%       13.66%      (10.06%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                               $18,075       $20,658      $26,254      $30,353      $32,035
Ratio of expenses to average net assets                                 1.99%         1.98%        2.07%        2.13%        2.12%
Ratio of net investment income to average net assets                    1.69%         1.33%        0.43%        0.52%        0.81%
Portfolio turnover                                                       128%          203%         244%         249%         368%
____________________________________________________________________________________________________________________________________

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.


See accompanying notes


                                                              (continues)     23

Financial highlights


Delaware Balanced Fund Class C


Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                               Year Ended
                                                                 ___________________________________________________________________

                                                                     10/31/06      10/31/05     10/31/04     10/31/03     10/31/02
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                  $16.280       $15.620      $15.040      $13.400      $15.090

Income (loss) from investment operations:

Net investment income (1)                                               0.288         0.215        0.067        0.073        0.121
Net realized and unrealized gain (loss) on investments
     and foreign currencies                                             2.106         0.571        0.604        1.733       (1.601)
                                                                      _______       _______      _______      _______      _______

Total from investment operations                                        2.394         0.786        0.671        1.806       (1.480)
                                                                      _______       _______      _______      _______      _______

Less dividends and distributions from:

Net investment income                                                  (0.334)       (0.126)      (0.091)      (0.166)      (0.210)
                                                                      _______       _______      _______      _______      _______

Total dividends and distributions                                      (0.334)       (0.126)      (0.091)      (0.166)      (0.210)
                                                                      _______       _______      _______      _______      _______


Net asset value, end of period                                        $18.340       $16.280      $15.620      $15.040      $13.400
                                                                      _______       _______      _______      _______      _______

Total return (2)                                                       14.91%         5.03%        4.47%       13.60%      (10.01%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                $5,377        $5,638       $7,518       $7,710       $6,937
Ratio of expenses to average net assets                                 1.99%         1.98%        2.07%        2.13%        2.12%
Ratio of net investment income to average net assets                    1.69%         1.33%        0.43%        0.52%        0.81%
Portfolio turnover                                                       128%          203%         244%         249%         368%
____________________________________________________________________________________________________________________________________

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.


See accompanying notes

Delaware Balanced Fund Class R


Selected data for each share of the Fund outstanding throughout each period were as follows:




                                                                                          Year Ended
                                                                         ____________________________________________     6/2/03 (1)
                                                                                                                             to
                                                                            10/31/06       10/31/05      10/31/04         10/31/03
___________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                         $16.270        $15.600       $15.030          $14.500

Income from investment operations:

Net investment income (2)                                                      0.373          0.283         0.131            0.050
Net realized and unrealized gain on investments
     and foreign currencies                                                    2.098          0.577         0.598            0.564
                                                                             _______        _______       _______          _______

Total from investment operations                                               2.471          0.860         0.729            0.614
                                                                             _______        _______       _______          _______

Less dividends and distributions from:

Net investment income                                                         (0.421)        (0.190)       (0.159)          (0.084)
                                                                             _______        _______       _______          _______

Total dividends and distributions                                             (0.421)        (0.190)       (0.159)          (0.084)
                                                                             _______        _______       _______          _______

Net asset value, end of period                                               $18.320        $16.270       $15.600          $15.030
                                                                             _______        _______       _______          _______

Total return (3)                                                              15.44%          5.52%         4.87%            4.25%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                         $155             $5            $3               $-
Ratio of expenses to average net assets                                        1.49%          1.56%         1.66%            1.74%
Ratio of expenses to average net assets
     prior to expense limitation and expenses paid indirectly                  1.59%          1.58%         1.66%            1.74%
Ratio of net investment income to average net assets                           2.19%          1.75%         0.83%            0.70%
Ratio of net investment income to average net assets
     prior to expense limitation and expenses paid indirectly                  2.09%          1.73%         0.83%            0.70%
Portfolio turnover                                                              128%           203%          244%           249%(4)
___________________________________________________________________________________________________________________________________

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

(4) Portfolio turnover is representative of the Fund for the entire year.


See accompanying notes



                                                              (continues)     25

Financial highlights

Delaware Balanced Fund Institutional Class


Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                               Year Ended
                                                                 ___________________________________________________________________

                                                                     10/31/06      10/31/05     10/31/04     10/31/03     10/31/02
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                  $16.310       $15.640      $15.070      $13.400      $15.120

Income (loss) from investment operations:

Net investment income (1)                                               0.458         0.377        0.223        0.213        0.272

Net realized and unrealized gain (loss) on investments
     and foreign currencies                                             2.107         0.576        0.601        1.748       (1.612)
                                                                      _______       _______      _______      _______      _______

Total from investment operations                                        2.565         0.953        0.824        1.961       (1.340)
                                                                      _______       _______      _______      _______      _______

Less dividends and distributions from:

Net investment income                                                  (0.505)       (0.283)      (0.254)      (0.291)      (0.380)
                                                                      _______       _______      _______      _______      _______

Total dividends and distributions                                      (0.505)       (0.283)      (0.254)      (0.291)      (0.380)
                                                                      _______       _______      _______      _______      _______

Net asset value, end of period                                        $18.370       $16.310      $15.640      $15.070      $13.400
                                                                      _______       _______      _______      _______      _______

Total return (2)                                                       16.04%         6.11%        5.49%       14.83%       (9.16%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                $2,084        $3,507       $3,664       $7,125      $12,849
Ratio of expenses to average net assets                                 0.99%         0.98%        1.06%        1.13%        1.12%
Ratio of net investment income to average net assets                    2.69%         2.33%        1.43%        1.52%        1.81%
Portfolio turnover                                                       128%          203%         244%         249%         368%
____________________________________________________________________________________________________________________________________

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.


See accompanying notes


Notes to financial statements

Delaware Balanced Fund

October 31, 2006


Delaware Group Equity Funds I (the "Trust") is organized as a Delaware statutory trust and offers one series: Delaware Balanced Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale only to certain eligible investors.

The investment objective of the Fund is to seek a balance of capital appreciation, income and preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, Fair Value Measurements, (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

                                                              (continues)     27

Notes to financial statements

Delaware Balanced Fund


1. Significant Accounting Policies (continued)

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments (R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund's average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. The Board of Trustees has adopted a formula for calculating 12b-1 plan fees for the Fund's Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rates described above.

DDLP has contracted to limit distribution and service fees through February 28, 2007 in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets. The contractual waiver for Class A shares is applied to the shares of the Fund that were acquired on or after June 1, 1992 in calculating the applicable 12b-1 fee rate.

At October 31, 2006, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                               $134,090
Dividend disbursing, transfer agent, accounting
    and administration fees and other expenses
    payable to DSC                                                       46,847
Distribution fee payable to DDLP                                         59,817
Other expenses payable to DMC and affiliates*                            23,677

* DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its' affiliates employees. For the year ended October 31, 2006, the Fund was charged $11,326 for internal legal and tax services by DMC and/or its' affiliates employees.

For the year ended October 31, 2006, DDLP earned $12,038 for commissions on sales of the Fund's Class A shares. For the year ended October 31, 2006, DDLP received gross contingent deferred sales charge commissions of $13, $26,471 and $288 on redemption of the Fund's Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees' Fees and Benefits include expenses accrued by the Fund for each Trustee's retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service are eligible to participate in a retirement plan that provides for the payment of benefits upon retirement. The amount of the retirement benefit is based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees of the Fund unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits will be made in 2007 to those independent trustees and retired independent trustees so entitled. The retirement benefit payout for the Fund is $30,059. Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the year ended October 31, 2006, the Fund made purchases of $237,947,416 and sales of $268,113,219 of investment securities other than long-term U.S. government securities and short-term investments. For the year ended October 31, 2006, the Fund made purchases of $66,139,539 and sales of $71,726,349 of long-term U.S. government securities.

At October 31, 2006, the cost of investments for federal income tax purposes was $241,604,529. At October 31, 2006, net unrealized appreciation was $22,665,097, of which $23,564,786 related to unrealized appreciation of investments and $899,689 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended October 31, 2006 and 2005 was as follows:

                                                              Year Ended
                                                        10/31/06      10/31/05
Ordinary income                                       $6,467,989    $4,002,501

As of October 31, 2006, the components of net assets on a tax basis were as follows:

Shares of beneficial interest                                     $253,576,579
Undistributed ordinary income                                        2,058,056
Capital loss carryforwards                                         (33,589,445)
Other temporary differences                                            (11,789)
Unrealized appreciation of investments and swap agreements          22,705,767
                                                                  ____________

Net assets                                                        $244,739,168
                                                                  ____________

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market on futures contracts, straddle deferrals, tax treatment of market discount and premium on debt instruments, and contingent payment debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments and paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the year ended October 31, 2006, the Fund recorded the following reclassifications.

Undistributed net investment income                                  $ 376,694
Accumulated net realized gain (loss)                                  (376,694)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $6,979,900 was utilized in 2006. Capital loss carry forwards remaining at October 31, 2006 will expire as follows: $27,821,297 expires in 2010 and $5,768,148 expires in 2011.

5. Capital Shares

Transactions in capital shares were as follows:

                                                             Year Ended
                                                       10/31/06      10/31/05
Shares sold:
     Class A                                             325,423       349,433
     Class B                                              83,811        87,325
     Class C                                              62,366        66,505
     Class R                                               9,266            90
     Institutional Class                                  20,888        53,683

Shares issued upon reinvestment of
     dividends and distributions:
     Class A                                             253,188       164,625
     Class B                                              21,792        10,822
     Class C                                               6,129         2,979
     Class R                                                  94             3
     Institutional Class                                   5,055         3,930
                                                      __________    __________

                                                         788,012       739,395
                                                      __________    __________

     Shares repurchased:
     Class A                                          (1,796,169)   (2,221,818)
     Class B                                            (388,698)     (509,772)
     Class C                                            (121,599)     (204,546)
     Class R                                              (1,207)           (5)
     Institutional Class                                (127,557)      (76,854)
                                                      __________    __________

                                                      (2,435,230)   (3,012,995)
                                                      __________    __________

Net decrease                                          (1,647,218)   (2,273,600)
                                                      __________    __________

For the years ended October 31, 2006 and 2005, 94,358 Class B shares were converted to 94,304 Class A shares valued at $1,610,557 and 87,821 Class B shares were converted to 87,744 Class A shares valued at $1,436,433, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. Line of Credit

The Fund, along with certain other funds in the Delaware Investments(R)
Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of October 31, 2006, or at any time during the year then ended.


                                                              (continues)     29

Notes to financial statements

Delaware Balanced Fund


7. Futures Contracts

The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Statement of Net Assets.

8. Swap Agreements

The Fund may enter into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related unrealized amounts.

9. Securities Lending

The Fund, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations the Fund receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of such allocation.

At October 31, 2006, the market value of securities on loan was $12,560,289, for which the Fund received securities collateral, comprised of U.S. government obligations valued at $154,100, and cash collateral of $12,758,301. Investments purchased with cash collateral are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

10. Credit and Market Risk

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At October 31, 2006, no securities have been determined to be illiquid under the Fund's Liquidity Procedures. Rule 144A securities have been identified on the Statement of Net Assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

12. Tax Information (Unaudited)

The information set forth below is for the Fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended October 31, 2006, the Fund designates distributions paid during the year as follows:

     (A)                  (B)
  Long-Term             Ordinary
 Capital Gain           Income                 Total
Distributions        Distributions*        Distributions
 (Tax Basis)          (Tax Basis)           (Tax Basis)
_____________        ______________        _____________

      -                   100%                 100%

(A) and (B) are based on a percentage of the Fund's total distributions.

* For the fiscal year ended October 31, 2006, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum amount of $3,754,149 to be taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2006 Form 1099-DIV.

  For the fiscal year ended October 31, 2006, certain deductions represent dividends which qualify for the corporate dividends received deduction. The Fund intends to designate up to a maximum amount of $3,754,149.

  For the fiscal year ended October 31, 2006, certain interest income paid by the Fund, determined to be Qualified Interest Income, may be subject to relief from U.S. withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004. For the fiscal year ended October 31, 2006, the Fund intends to designate up to a maximum amount of $3,358,660.

Report of independent registered public accounting firm

To the Shareholders and Board of Trustees Delaware Group Equity Funds I-Delaware Balanced Fund

We have audited the accompanying statement of net assets of Delaware Balanced Fund (the sole series of Delaware Group Equity Funds I) (the "Fund") as of October 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Balanced Fund of the Delaware Group Equity Funds I at October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                         /s/ Ernst and Young LLP

Philadelphia, Pennsylvania
December 11, 2006

Other Fund information

Delaware Balanced Fund


Board Consideration of Delaware Balanced Fund Investment Advisory Agreement

At a meeting held on May 17-18, 2006 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Balanced Fund (the "Fund"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Fund performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board considered independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Board also considered industry comparative information presented by representatives from Lipper. The Lipper reports compared the Fund's investment performance and expenses with those of other comparable mutual funds. The Board also received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC's ability to fully invest in accordance with Fund policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Mr. Driscoll, then Chairman of the Delaware Investments Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

Nature, Extent and Quality of Service. Consideration was given to the services provided by Delaware Investments(R) to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Fund's investment advisor and management's efforts to strengthen and deepen portfolio management teams during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc. ("DSC"), noting DSC's commitment to maintain a high level of service in keeping with its past receipt of the DALBAR Pyramid Award, and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. Additionally, the Board noted the extent of benefits provided to Fund shareholders for being part of the Delaware Investments Family of Funds, including the privilege to exchange investments between the same class of shares of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board considered the investment performance of DMC and the Fund. The Board was pleased with DMC's investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the best performance is ranked first, and a fund with the poorest performance is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one, three, five and 10 year periods ended January 31, 2006. The Board noted its objective that the Fund's performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board's view of such performance.

The Performance Universe for the Fund consisted of the Fund and all balanced funds as selected by Lipper. The Lipper report comparison showed that the Fund's return for the one year period was in the third quartile. The report further showed that the Fund's total return for the three, five and 10 year periods was in the fourth quartile of such Performance Universe. The Board noted that the Fund's performance was not in line with the Board's stated objective. The Board also noted that strategic changes had been implemented by management in 2005. Those changes included modifications to the Fund's asset allocation methodology, replacing the portfolio management team for the equity sleeve of the Fund and repositioning the Fund to reflect the new team's investment strategy. The Fund's performance had improved since implementing the changes in early 2005. The Board was satisfied that management was taking effective action to improve Fund performance and meet the Board's performance objective.


                                                              (continues)     33

Other Fund information

Delaware Balanced Fund


Board Consideration of Delaware Balanced Fund Investment Advisory Agreement (continued)

Comparative Expenses. The Board considered expense data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund. The Board focused particularly on the comparative analysis of the management fees and total expense ratios of the Fund and the management fees and expense ratios of a group of similar funds as selected by Lipper (the "Expense Group"). In reviewing comparative costs, the Fund's contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Fund's total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and compared total expenses including 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Fund's total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board's view of such expenses.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund's management fee, but noted that the Fund's total expenses were not in line with the Board's objective. In evaluating the total expenses, the Board considered recent initiatives implemented by management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with management's efforts to improve the Fund's total expense ratio and bring it in line with the Board's objective.

Management Profitability. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. The Board did not find that the level of profits realized by Delaware Investments from the relationships with the Fund and the Delaware Investments Family of Funds required negotiation of reduction of fees.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund's assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Fund's management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

Board of trustees/directors and officers addendum

Delaware Investments(R) Family of Funds

A mutual fund is governed by a Board of Trustees/Directors ("Trustees"), which has oversight responsibility for the management of a fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

                                                                                                  Number of
                                                                                              Portfolios in Fund         Other
       Name,                                                                                   Complex Overseen     Directorships
      Address,           Position(s)            Length of           Principal Occupation(s)       by Trustee           Held by
   and Birth Date     Held with Fund(s)        Time Served            During Past 5 Years         or Officer      Trustee or Officer
____________________________________________________________________________________________________________________________________

 Interested Trustees
____________________________________________________________________________________________________________________________________

 Patrick P. Coyne(1)      Chairman,        Chairman and Trustee   Patrick P. Coyne has served in      83                 None
2005 Market Street       President,       since August 16, 2006    various executive capacities
  Philadelphia, PA     Chief Executive                                at different times at
     19103             Officer, and           President and         Delaware Investments.(2)
                           Trustee        Chief Executive Officer
   April 14, 1963                          since August 1, 2006
____________________________________________________________________________________________________________________________________

 Independent Trustees
____________________________________________________________________________________________________________________________________

 Thomas L. Bennett        Trustee                 Since                 Private Investor -            83                 None
2005 Market Street                              March 2005             (March 2004-Present)
 Philadelphia, PA
     19103                                                              Investment Manager -
                                                                      Morgan Stanley & Co.
  October 4, 1947                                                   (January 1984-March 2004)
____________________________________________________________________________________________________________________________________

   John A. Fry            Trustee                 Since                    President -                83               Director -
2005 Market Street                             January 2001         Franklin & Marshall College                     Community Health
  Philadelphia, PA                                                      (June 2002-Present)                              Systems
     19103
                                                                      Executive Vice President -                        Director -
   May 28, 1960                                                      University of Pennsylvania                       Allied Barton
                                                                       (April 1995-June 2002)                      Security Holdings
____________________________________________________________________________________________________________________________________

  Anthony D. Knerr        Trustee                 Since          Founder and Managing Director -      83                 None
2005 Market Street                              April 1990          Anthony Knerr & Associates
 Philadelphia, PA                                                     (Strategic Consulting)
     19103                                                                (1990-Present)

 December 7, 1938
____________________________________________________________________________________________________________________________________

 Lucinda S. Landreth      Trustee                 Since             Chief Investment Officer -        83                 None
2005 Market Street                              March 2005                Assurant, Inc.
  Philadelphia, PA                                                         (Insurance)
     19103                                                                 (2002-2004)

   June 24, 1947
____________________________________________________________________________________________________________________________________

  Ann R. Leven            Trustee                 Since                        Owner -                83            Director and
2005 Market Street                            September 1989               ARL Associates,                         Audit Committee
 Philadelphia, PA                                                     Strategic Financial Planning                Chairperson - Andy
     19103                                                                  Consulting Firm                       Warhol Foundation
                                                                            (1983-Present)
  November 1, 1940                                                                                                Director and Audit
                                                                                                                  Committee Member -
                                                                                                                    Systemax, Inc.
____________________________________________________________________________________________________________________________________

                                                                                                   Number of
                                                                                               Porfolios in Fund        Other
       Name,                                                                                    Complex Overseen     Directorships
      Address,           Position(s)            Length of            Principal Occupation(s)       by Trustee          Held by
   and Birth Date     Held with Fund(s)        Time Served             During Past 5 Years         or Officer     Trustee or Officer
____________________________________________________________________________________________________________________________________

  Independent Trustees (continued)
____________________________________________________________________________________________________________________________________

 Thomas F. Madison        Trustee                 Since                President and Chief             83             Director -
 2005 Market Street                              May 1999              Executive Officer -                         Banner Health
  Philadelphia, PA                                                     MLM Partners, Inc.
     19103                                                          (Small Business Investing                         Director-
                                                                          and Consulting)                         CenterPoint Energy
  February 25, 1936                                                   (January 1993-Present)
                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                 Digital River, Inc.

                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                       Rimage
                                                                                                                     Corporation

                                                                                                                  Director - Valmont
                                                                                                                   Industries, Inc.
____________________________________________________________________________________________________________________________________

 Janet L. Yeomans         Trustee                 Since                   Vice President              83                 None
2005 Market Street                              April 1999            (January 2003-Present)
 Philadelphia, PA                                                         and Treasurer
     19103                                                            (January 2006-Present)
                                                                         3M Corporation
   July 31, 1948

                                                                       Ms. Yeomans has held
                                                                   various management positions
                                                                   at 3M Corporation since 1983.
____________________________________________________________________________________________________________________________________

 J. Richard Zecher        Trustee                 Since                     Founder -                 83         Director and Audit
 2005 Market Street                             March 2005             Investor Analytics                         Committee Member -
 Philadelphia, PA                                                       (Risk Management)                        Investor Analytics
     19103                                                             (May 1999-Present)
                                                                                                                 Director and Audit
   July 3, 1940                                                             Founder -                             Committee Member -
                                                                     Sutton Asset Management                         Oxigene, Inc.
                                                                          (Hedge Fund)
                                                                     (September 1998-Present)
____________________________________________________________________________________________________________________________________

  Officers
____________________________________________________________________________________________________________________________________

  David F. Connor         Vice President,    Vice President since  David F. Connor has served as      83               None(3)
 2005 Market Street       Deputy General      September 21, 2000     Vice President and Deputy
  Philadelphia, PA    Counsel, and Secretary    and Secretary            General Counsel of
     19103                                          since               Delaware Investments
                                                  October 2005               since 2000.
 December 2, 1963
____________________________________________________________________________________________________________________________________

 David P. O'Connor          Senior Vice    Senior Vice President,  David P. O'Connor has served in    83               None(3)
2005 Market Street          President,      General Counsel, and    various executive and legal
  Philadelphia, PA       General Counsel,    Chief Legal Officer   capacities at different times
     19103                   and Chief            since              at Delaware Investments.
                           Legal Officer       October 2005
 February 21, 1966
____________________________________________________________________________________________________________________________________

 John J. O'Connor      Senior Vice President      Treasurer        John J. O'Connor has served in     83               None(3)
2005 Market Street         and Treasurer            since           various executive capacities
  Philadelphia, PA                              February 2005           at different times at
     19103                                                              Delaware Investments.

   June 16, 1957
____________________________________________________________________________________________________________________________________

 Richard Salus              Senior              Chief Financial     Richard Salus has served in       83               None(3)
2005 Market Street       Vice President          Officer since      various executive capacities
  Philadelphia, PA            and               November 1, 2006        at different times at
     19103               Chief Financial                                Delaware Investments.
                            Officer
 October 4, 1963
____________________________________________________________________________________________________________________________________

(1) Patrick P. Coyne is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') investment advisor.

(2) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's(s')
    investment advisor, principal underwriter, and its transfer agent.

(3) David F. Connor, David P. O'Connor, John J. O'Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.
    John J. O'Connor also serves in a similar capacity for Lincoln Variable Insurance Products Trust, which has the same investment advisor as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

About the organization

This annual report is for the information of Delaware Balanced Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Balanced Fund and the Delaware Investments(R) Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne

Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett

Private Investor
Rosemont, PA

John A. Fry

President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr

Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth

Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven

Owner - ARL Associates,
Strategic Financial Planning
Consulting Firm
Washington, DC

Thomas F. Madison

President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans

Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher

Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor

Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O'Connor

Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O'Connor

Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus

Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager

Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor

Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent

Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders

800 523-1918

For securities dealers and financial
institutions representatives only

800 362-7500

Web site

www.delawareinvestments.com



Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

Simplify your life.

Manage your investments online!

Get Account Access, the Delaware Investments(R) secure Web site that allows you to conduct your business online. Gain 24-hour access to your account and one of the highest levels of Web security available. You also get:

o Hassle-free investing - Make online purchases and redemptions at any time.

o Simplified tax processing - Automatically retrieve your Delaware Investments accounts' 1099 information and import it directly into your 1040 tax return. Available only with Turbo Tax(R) Online(SM) and Desktop software - www.turbotax.com.

o Less mail clutter - Get instant access to your fund materials online with Delaware eDelivery.

Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.


[DELAWARE INVESTMENTS LOGO]



(1128)                                                        Printed in the USA
AR-002 [10/06] CGI 12/06                                   MF-06-11-066  PO11434

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant's Code of Business Ethics has been posted on Delaware Investments' internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant's Board of Trustees/Directors has determined that each member of the registrant's Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an "audit committee financial expert" is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An "audit committee financial expert" shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant's Board of Trustees/Directors has also determined that each member of the registrant's Audit Committee is independent. In order to be "independent" for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an "interested person" of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant's Audit Committee are set forth below:

     Thomas L. Bennett (1)
     Thomas F. Madison
     Janet L. Yeomans (1)
     J. Richard Zecher

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.
         __________

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $16,400 for the fiscal year ended October 31, 2006.


____________________
(1) The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on "other relevant experience." The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of his education, Chartered Financial Analyst designation, and his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers. The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $18,500 for the fiscal year ended October 31, 2005.

     (b) Audit-related fees.
         __________________

     The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended October 31, 2006.

     The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the financial statements of the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $33,700 for the registrant's fiscal year ended October 31, 2006. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; and issuance of agreed upon procedures report to the registrant's Board in connection with the pass-through of internal legal cost relating to the operations of the registrant.

     The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended October 31, 2005.

     The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the financial statements of the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $159,700 for the registrant's fiscal year ended October 31, 2005. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; issuance of agreed upon procedures reports to the registrant's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal cost relating to the operations of the registrant; and preparation of Report on Controls Placed in Operation and Tests of Operating Effectiveness Relating to the Retirement Plan Services Division ("SAS 70 report").

     (c) Tax fees.
         ________

     The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant were $3,100 for the fiscal year ended October 31, 2006. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended October 31, 2006.

     The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant were $3,600 for the fiscal year ended October 31, 2005. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended October 31, 2005.

     (d) All other fees.
         ______________

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended October 31, 2006.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant's independent auditors to the registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended October 31, 2006.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended October 31, 2005.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant's independent auditors to the registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended October 31, 2005.

     (e) The registrant's Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the "Pre-Approval Policy") with respect to services provided by the registrant's independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

______________________________________________________________________________________________________________________

Service                                                                                      Range of Fees
______________________________________________________________________________________________________________________

Audit Services
______________________________________________________________________________________________________________________

Statutory audits or financial audits for new Funds                                 up to $25,000 per Fund
______________________________________________________________________________________________________________________

Services associated with SEC registration statements (e.g., Form N-1A, Form
N-14, etc.), periodic reports and other documents filed with the SEC or other
documents issued in connection with securities offerings (e.g., comfort letters    up to $10,000 per Fund
for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters
______________________________________________________________________________________________________________________

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or
proposed rules, standards or interpretations by the SEC, FASB, or other            up to $25,000 in the aggregate
regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered "audit-related services" rather than "audit services")
______________________________________________________________________________________________________________________

Audit-Related Services
______________________________________________________________________________________________________________________

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or
proposed rules, standards or interpretations by the SEC, FASB, or other            up to $25,000 in the aggregate
regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered "audit services" rather than "audit-related services")
______________________________________________________________________________________________________________________

Tax Services
______________________________________________________________________________________________________________________

U.S. federal, state and local and international tax planning and advice (e.g.,
consulting on statutory, regulatory or administrative developments, evaluation     up to $25,000 in the aggregate
of Funds' tax compliance function, etc.)
______________________________________________________________________________________________________________________

U.S. federal, state and local tax compliance (e.g., excise distribution reviews,   up to $5,000 per Fund
etc.)
______________________________________________________________________________________________________________________

Review of federal, state, local and international income, franchise and other      up to $5,000 per Fund
tax returns
______________________________________________________________________________________________________________________

         Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant's investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the "Control Affiliates") up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

______________________________________________________________________________________________________________________

Service                                                                                      Range of Fees
______________________________________________________________________________________________________________________

Non-Audit Services
______________________________________________________________________________________________________________________

Services associated with periodic reports and other documents filed with the SEC
and assistance in responding to SEC comment letters                                up to $10,000 in the aggregate

______________________________________________________________________________________________________________________

     The Pre-Approval Policy requires the registrant's independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant's independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $262,320 and $334,660 for the registrant's fiscal years ended October 31, 2006 and October 31, 2005, respectively.

     (h) In connection with its selection of the independent auditors, the registrant's Audit Committee has considered the independent auditors' provision of non-audit services to the registrant's investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors' provision of these services is compatible with maintaining the auditors' independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

        Not applicable.

    (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

    (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

        Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.


Name of Registrant: Delaware Group Equity Funds I


PATRICK P. COYNE
_______________________

By:    Patrick P. Coyne
Title: Chief Executive Officer
Date:  January 5, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


PATRICK P. COYNE
_______________________

By:    Patrick P. Coyne
Title: Chief Executive Officer
Date:  January 5, 2007


RICHARD SALUS
_______________________

By:    Richard Salus
Title: Chief Financial Officer
Date:  January 5, 2007